                                                       -------------------------
                                                       OMB APPROVAL
                                                       -------------------------
                                                       OMB Number:  3235-0578
                                                       Expires:  April 30, 2010
                                                       Estimated average burden
                                                       hours per response:  10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-01540
                                   ---------------------------------------------


                                 AIM Funds Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 12/31
                         -------------------------------------------------------

Date of reporting period: 3/31/08
                          ------------------------------------------------------

Item 1.  Schedule of Investments.

                             AIM BASIC BALANCED FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   BBA-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM BASIC BALANCED FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-62.74%

ADVERTISING-3.28%

Interpublic Group of Cos., Inc. (The) (b)            2,047,244   $    17,217,322
--------------------------------------------------------------------------------
Omnicom Group Inc.                                     431,947        19,083,418
================================================================================
                                                                      36,300,740
================================================================================

AEROSPACE & DEFENSE-0.34%

Honeywell International Inc.                            67,522         3,809,591
================================================================================

APPAREL RETAIL-1.07%

Gap, Inc. (The)                                        602,569        11,858,558
================================================================================

AUTO PARTS & EQUIPMENT-0.08%

WABCO Holdings Inc.                                     20,510           935,666
================================================================================

BREWERS-1.73%

Molson Coors Brewing Co. -Class B                      364,423        19,157,717
================================================================================

COMPUTER HARDWARE-2.16%

Dell Inc. (b)                                        1,199,508        23,894,199
================================================================================

CONSTRUCTION MATERIALS-1.89%

Cemex S.A.B. de C.V. -ADR (Mexico)(b)(c)               801,110        20,924,993
================================================================================

CONSUMER FINANCE-1.00%

SLM Corp. (b)                                          723,045        11,098,741
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.18%

Western Union Co.                                    1,134,792        24,137,026
================================================================================

DEPARTMENT STORES-0.81%

Kohl's Corp. (b)                                       210,000         9,006,900
================================================================================

DIVERSIFIED BANKS-0.45%

Wachovia Corp.                                         185,704         5,014,008
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.63%

Tyco Electronics Ltd.                                  203,883         6,997,265
================================================================================

GENERAL MERCHANDISE STORES-1.57%

Target Corp.                                           342,458        17,355,771
================================================================================

HEALTH CARE DISTRIBUTORS-1.74%

Cardinal Health, Inc.                                  365,806        19,208,473
================================================================================

HEALTH CARE EQUIPMENT-1.07%

Baxter International Inc.                              204,495        11,823,901
================================================================================

HOME IMPROVEMENT RETAIL-1.81%

Home Depot, Inc. (The)                                 715,064        20,000,340
================================================================================

HOUSEHOLD APPLIANCES-1.31%

Whirlpool Corp. (c)                                    166,600        14,457,548
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-1.85%

Robert Half International, Inc.                        797,104   $    20,517,457
================================================================================

INDUSTRIAL CONGLOMERATES-2.70%

General Electric Co.                                   411,922        15,245,233
--------------------------------------------------------------------------------
Tyco International Ltd.                                332,735        14,656,977
================================================================================
                                                                      29,902,210
================================================================================

INDUSTRIAL MACHINERY-1.67%

Illinois Tool Works Inc.                               382,322        18,439,390
================================================================================

INSURANCE BROKERS-1.22%

Marsh & McLennan Cos., Inc.                            553,365        13,474,438
================================================================================

INVESTMENT BANKING & BROKERAGE-2.52%

Merrill Lynch & Co., Inc.                              333,262        13,577,094
--------------------------------------------------------------------------------
Morgan Stanley                                         312,067        14,261,462
================================================================================
                                                                      27,838,556
================================================================================

MANAGED HEALTH CARE-2.51%

UnitedHealth Group Inc.                                807,038        27,729,826
================================================================================

MOVIES & ENTERTAINMENT-1.02%

Walt Disney Co. (The)                                  360,488        11,312,113
================================================================================

MULTI-LINE INSURANCE-1.96%

American International Group, Inc.                     398,671        17,242,521
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
  (The)                                                58,748         4,451,336
================================================================================
                                                                      21,693,857
================================================================================

OIL & GAS DRILLING-0.97%

Transocean Inc.                                         79,358        10,729,202
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.35%

Halliburton Co.                                        510,889        20,093,264
--------------------------------------------------------------------------------
Schlumberger Ltd.                                      195,150        16,978,050
================================================================================
                                                                      37,071,314
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.23%

Citigroup Inc.                                         845,978        18,120,849
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                   410,395        17,626,465
================================================================================
                                                                      35,747,314
================================================================================

PACKAGED FOODS & MEATS-1.10%

Unilever N.V. (Netherlands)                            364,076        12,225,289
================================================================================

PHARMACEUTICALS-2.26%

Sanofi-Aventis  (France)(c)                            191,570        14,371,548
--------------------------------------------------------------------------------
Wyeth                                                  255,894        10,686,133
================================================================================
                                                                      25,057,681
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-1.07%

XL Capital Ltd. -Class A                               400,745   $    11,842,015
================================================================================

SEMICONDUCTOR EQUIPMENT-2.28%

ASML Holding N.V.  (Netherlands)                        55,467         1,364,275
--------------------------------------------------------------------------------
KLA-Tencor Corp.                                       642,164        23,824,284
================================================================================
                                                                      25,188,559
================================================================================

SEMICONDUCTORS-1.74%

Maxim Integrated Products, Inc.                        943,286        19,233,602
================================================================================

SPECIALIZED FINANCE-2.12%

Moody's Corp. (c)                                      675,255        23,519,132
================================================================================

SYSTEMS SOFTWARE-2.51%

CA Inc.                                                643,827        14,486,107
--------------------------------------------------------------------------------
Microsoft Corp.                                        470,436        13,350,974
================================================================================
                                                                      27,837,081
================================================================================

THRIFTS & MORTGAGE FINANCE-3.54%

Fannie Mae                                             987,534        25,991,895
--------------------------------------------------------------------------------
Washington Mutual, Inc. (c)                          1,279,200        13,175,760
================================================================================
                                                                      39,167,655
================================================================================
    Total Common Stocks & Other
      Equity Interests
      (Cost $665,977,089)                                            694,508,128
================================================================================


                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
BONDS & NOTES-23.52%

AEROSPACE & DEFENSE-0.25%

Systems 2001 Asset Trust LLC (United
  Kingdom)-Series 2001, Class G, Jr. Sec.
  Pass Through Ctfs., (INS-MBIA Insurance
  Corp.) 6.66%, 09/15/13(d)(e)(f)              $     2,665,746         2,812,229
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.04%

Tokai Preferred Capital Co. LLC Series A,
  Bonds, 9.98% (e)(f)(g)                               450,000           457,806
================================================================================

AUTOMOTIVE RETAIL-0.04%

AutoZone Inc., Sr. Unsec. Deb.,
  6.50%, 07/15/08(f)                                   480,000           483,826
================================================================================

BROADCASTING & CABLE TV-1.26%

Comcast Cable Communications Holdings Inc.,
  Sr. Unsec. Gtd. Global Notes,
  9.46%, 11/15/22(f)                                 3,135,000         3,781,845
--------------------------------------------------------------------------------
Comcast Holdings Corp., Sr. Gtd. Sub. Notes,
  10.63%, 07/15/12(f)                                2,175,000         2,594,557
--------------------------------------------------------------------------------
Cox Communications Inc., Sr. Unsec. Notes,
  6.40%, 08/01/08(f)                                 1,300,000         1,312,909
--------------------------------------------------------------------------------
Cox Enterprises, Inc., Sr. Unsec. Notes,
  7.88%, 09/15/10 (e)(f)                               645,000           697,955
--------------------------------------------------------------------------------
Time Warner Entertainment Co. L.P., Sr.
  Unsec. Gtd. Notes, 10.15%, 05/01/12(f)             4,970,000         5,561,082
================================================================================
                                                                      13,948,348
================================================================================


                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE-0.93%

Capital One Capital III, Jr. Gtd. Sub.
  Notes, 7.69%, 08/15/36(f)                    $       900,000   $       702,117
--------------------------------------------------------------------------------
MBNA Capital-Series A, Jr. Gtd. Trust Pfd.
  Capital Securities, 8.28%, 12/01/26(f)             1,492,000         1,523,302
--------------------------------------------------------------------------------
SLM Corp.,
  Sr. Unsec. Floating Rate Medium Term
  Notes,
  2.83%, 04/14/08(f)(h)                              4,400,000         4,337,384
--------------------------------------------------------------------------------
  2.90%, 03/16/09(e)(f)(h)                           2,200,000         2,120,943
--------------------------------------------------------------------------------
  Series A,
  Sr. Unsec. Unsub. Medium Term Notes,
  3.95%, 08/15/08(f)                                 1,630,000         1,570,749
================================================================================
                                                                      10,254,495
================================================================================

DIVERSIFIED BANKS-3.44%

Bangkok Bank PCL (Hong Kong), Unsec. Sub.
  Notes, 9.03%, 03/15/29(e)(f)                       1,175,000         1,241,211
--------------------------------------------------------------------------------
BankAmerica Institutional-Series A, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.07%, 12/31/26(e)(f)                  1,790,000         1,865,735
--------------------------------------------------------------------------------
BBVA International Preferred S.A.
  Unipersonal (Spain), Jr. Unsec. Gtd. Sub.
  Notes, 5.92% (e)(f)(g)                               790,000           669,217
--------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Trust Pfd.
  Capital Securities, 8.85%, 06/01/27(e)(f)          1,460,000         1,534,095
--------------------------------------------------------------------------------
First Union Capital I-Series A, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital Securities,
  7.94%, 01/15/27(f)                                14,525,000        15,125,899
--------------------------------------------------------------------------------
First Union Institutional Capital I, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.04%, 12/01/26(f)                       540,000           560,218
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC (United Kingdom)-
  Series 1, Unsec. Sub. Floating Rate Euro
  Notes, 5.13%(f)(g)(h)                              4,010,000         2,546,350
--------------------------------------------------------------------------------
Mizuho Financial Group Cayman Ltd. (Cayman
  Islands), Jr. Unsec. Gtd. Sub. Second Tier
  Euro Bonds, 8.38% (f)(g)                             550,000           548,102
--------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating
  Rate Euro Deb., 3.19%, 08/29/87(f) (h)             1,580,000         1,064,176
--------------------------------------------------------------------------------
National Westminster Bank PLC (United
  Kingdom)-Series B, Unsec. Sub. Floating
  Rate Euro Notes, 3.25%(f)(g)(h)                    1,150,000           787,783
--------------------------------------------------------------------------------
NBD Bank N.A., Unsec. Sub. Bonds,
  8.25%, 11/01/24(f)                                   915,000         1,071,584
--------------------------------------------------------------------------------
RBD Capital S.A. (Luxembourg), Euro
  Notes, 6.50%, 08/11/08(f)                         1,220,000         1,222,998
--------------------------------------------------------------------------------
RBS Capital Trust III, Jr. Unsec. Gtd. Sub.
  Trust Pfd. Global Notes, 5.51% (f)(g)              1,140,000           940,796
--------------------------------------------------------------------------------
Skandinaviska Enskilda Banken A.B. (Sweden),
  Jr. Unsec. Sub. Notes, 7.50%(e)(f)(g)                900,000           927,234
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED BANKS-(CONTINUED)

Sumitomo Mitsui Banking Corp. (Japan),
  Sub. Second Tier Euro Notes,
  8.15%(f)(g)                                  $     1,675,000   $     1,698,450
--------------------------------------------------------------------------------
U.S. Bank N.A., Sr. Unsec. Medium Term
  Notes, 5.92%, 05/25/12(f)                          2,828,728         3,069,283
--------------------------------------------------------------------------------
Wachovia Capital Trust V, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital
  Securities, 7.97%, 06/01/27(e)(f)                  3,145,000         3,256,931
================================================================================
                                                                      38,130,062
================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.38%

Erac USA Finance Co.,
  Sr. Unsec. Gtd. Notes,
  7.00%, 10/15/37(e)(f)                              2,460,000         2,008,565
--------------------------------------------------------------------------------
  Unsec. Gtd. Notes,
  5.80%, 10/15/12(e)(f)                              2,240,000         2,191,079
================================================================================
                                                                       4,199,644
================================================================================

DIVERSIFIED METALS & MINING-0.09%

Reynolds Metals Co., Sr. Unsec. Unsub.
  Medium Term Notes, 7.00%,
  05/15/09(f)                                        1,018,000         1,039,877
--------------------------------------------------------------------------------

ELECTRIC UTILITIES-0.27%

Entergy Gulf States Inc., Sec. First
  Mortgage Bonds, 3.60%, 06/01/08(f)                 1,420,000         1,418,395
--------------------------------------------------------------------------------
Ohio Edison Co., Sr. Unsec. Global
  Notes, 4.00%, 05/01/08(f)                          1,560,000         1,560,531
================================================================================
                                                                       2,978,926
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.18%

Thomas & Betts Corp., Medium Term
  Notes, 6.63%, 05/07/08(f)                          2,040,000         2,040,204
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-0.12%

Waste Management Inc., Sr. Unsec.
  Unsub. Notes, 6.50%, 11/15/08(f)                   1,265,000         1,286,341
================================================================================

GAS UTILITIES-0.15%

National Fuel Gas Co.-Series D, Medium
  Term Notes, 6.30%, 05/27/08(f)                       575,000           576,420
--------------------------------------------------------------------------------
Southern Union Co., Unsec. Unsub.
  Notes, 6.15%, 08/16/08(f)                          1,065,000         1,073,999
================================================================================
                                                                       1,650,419
================================================================================

HOMEBUILDING-0.25%

D.R. Horton Inc., Sr. Unsec. Gtd.
  Unsub. Notes, 5.00%, 01/15/09(f)                   2,865,000         2,775,240
================================================================================

HOUSEWARES & SPECIALTIES-0.06%

Newell Rubbermaid Inc.-Series A, Sr.
  Unsec. Unsub. Putable Medium Term
  Notes, 6.35%, 07/15/08(f)                            660,000           663,980
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL REIT'S-0.03%

ProLogis, Sr. Unsec. Unsub. Notes,
  7.10%, 04/15/08(f)                           $       340,000   $       340,109
================================================================================

INTEGRATED OIL & GAS-0.64%

Husky Oil Ltd. (Canada), Unsec. Sub.
  Yankee Capital Securities, 8.90%,
  08/15/28(f)                                        6,944,000         7,033,369
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.90%

AT&T Inc., Sr. Unsec. Unsub. Global
  Bonds, 5.50%, 02/01/18(f)                            500,000           489,535
--------------------------------------------------------------------------------
Southwestern Bell Telephone L.P., Sr.
  Unsec. Gtd. Unsub. Deb., 7.20%,
  10/15/26(f)                                        1,926,000         1,986,322
--------------------------------------------------------------------------------
Verizon New York Inc., Sr. Unsec.
  Bonds, 7.00%, 12/01/33(f)                          2,070,000         2,044,560
--------------------------------------------------------------------------------
Verizon Virginia Inc.-Series A, Sr.
  Unsec. Global Bonds, 4.63%,
  03/15/13(f)                                        3,400,000         3,313,538
--------------------------------------------------------------------------------
Windstream Georgia Communications
  Corp., Sr. Unsec. Deb., 6.50%,
  11/15/13(f)                                        2,014,000         2,083,926
================================================================================
                                                                       9,917,881
================================================================================

INTERNET RETAIL-0.10%

Expedia, Inc., Sr. Unsec. Gtd. Putable
  Global Notes, 7.46%, 08/15/13(f)                   1,065,000         1,108,047
================================================================================

INVESTMENT BANKING & BROKERAGE-1.14%

Bear Stearns Cos. Inc., (The),
  Floating Rate Notes, 4.33%,
  07/19/10(f)(h)                                     3,070,000         2,734,449
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), Sub.
  Global Notes, 6.75%, 10/01/37(f)                   1,700,000         1,602,335
--------------------------------------------------------------------------------
Jefferies Group, Inc.,
  Sr. Unsec. Deb.,
  5.88%, 06/08/14(f)                                 4,060,000         4,108,720
--------------------------------------------------------------------------------
  Sr. Unsec. Notes,
  6.45%, 06/08/27(f)                                   900,000           767,943
--------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series
  I, Sr. Floating Rate Medium Term
  Notes, 2.73%, 11/24/08(f)(h)                         630,000           604,265
--------------------------------------------------------------------------------
Morgan Stanley-Series F, Sr. Unsec.
  Medium Term Global Notes, 5.95%,
  12/28/17(f)                                        1,660,000         1,607,494
--------------------------------------------------------------------------------
SB Treasury Co. LLC-Series A, Jr. Sub.
  Trust Pfd. Capital Securities,
  9.40%(e)(f)(g)                                     1,220,000         1,229,211
================================================================================
                                                                      12,654,417
================================================================================

LEISURE FACILITIES-0.10%

International Speedway Corp., Sr.
  Unsec. Gtd. Notes, 4.20%,
  04/15/09(f)                                        1,135,000         1,140,414
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE-0.35%

John Hancock Financial Services Inc.,
  Sr. Unsec. Unsub. Notes, 5.63%,
  12/01/08(f)                                  $       250,000   $       253,812
================================================================================
Prudential Holdings, LLC-Series B, Sr.
  Sec. Bonds, (INS-Financial Security
  Assurance Inc.) 7.25%,
  12/18/23(d)(e)(f)                                  3,240,000         3,609,425
================================================================================
                                                                       3,863,237
================================================================================

MORTGAGE REIT'S-0.13%

iStar Financial Inc., Sr. Unsec.
  Notes, 8.75%, 08/15/08(f)                          1,430,000         1,387,815
================================================================================

MULTI-UTILITIES-0.47%

Centerpoint Energy Inc.-Series B, Sr.
  Unsec. Global Notes, 5.88%,
  06/01/08(f)                                          300,000           300,183
--------------------------------------------------------------------------------
Dominion Capital Trust I, Jr. Unsec.
  Gtd. Sub. Trust Pfd. Capital
  Securities, 7.83%, 12/01/27(f)                     2,490,000         2,598,091
--------------------------------------------------------------------------------
Midamerican Energy Holdings Co., Sr.
  Unsec. Notes, 7.52%, 09/15/08(f)                   1,395,000         1,416,971
--------------------------------------------------------------------------------
Public Service Co. of New Mexico, Sr.
  Unsec. Notes, 4.40%, 09/15/08(f)                     615,000           614,078
--------------------------------------------------------------------------------
Xcel Energy Inc., Sr. Unsec. Unsub.
  Global Notes, 3.40%, 07/01/08(c)(f)                  250,000           249,900
================================================================================
                                                                       5,179,223
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.07%

BankAmerica Capital II-Series 2, Jr.
  Unsec. Gtd. Sub. Trust Pfd. Capital
  Securities, 8.00%, 12/15/26(f)                     1,420,000         1,475,891
--------------------------------------------------------------------------------
BankAmerica Capital III, Jr. Unsec.
  Gtd. Sub. Floating Rate Trust Pfd.
  Capital Securities, 4.83%,
  01/15/27(f)(h)                                     2,210,000         1,734,921
--------------------------------------------------------------------------------
Capmark Financial Group Inc., Sr.
  Unsec. Gtd. Floating Rate Notes,
  3.75%, 05/10/10(e)(f)(h)                           4,840,000         3,391,146
--------------------------------------------------------------------------------
Countrywide Home Loans, Inc.-Series L,
  Unsec. Gtd. Unsub. Medium Term
  Global Notes, 3.25%, 05/21/08(c)(f)                8,590,000         8,547,050
--------------------------------------------------------------------------------
Lazard Group, Sr. Unsec. Global Notes,
  6.85%, 06/15/17(f)                                 1,270,000         1,207,656
--------------------------------------------------------------------------------
Mantis Reef Ltd. (Cayman Islands), Notes,
  4.69%, 11/14/08 (e)(f)                             4,525,000         4,581,563
--------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A,
  Unsec. Sub. Bonds, 9.87%(e)(f)(g)                  5,890,000         5,986,890
--------------------------------------------------------------------------------
NB Capital Trust II, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities,
  7.83%, 12/15/26(f)                                 3,775,000         3,910,711
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

NB Capital Trust IV, Jr. Unsec. Gtd.
  Sub. Trust Pfd. Capital Securities,
  8.25%, 04/15/27(f)                           $     4,110,000   $     4,247,438
--------------------------------------------------------------------------------
North Fork Capital Trust II, Jr. Gtd.
  Sub. Trust Pfd. Capital
  Pass-Through Securities, 8.00%,
  12/15/27(f)                                        1,100,000           954,052
--------------------------------------------------------------------------------
Old Mutual Capital Funding L.P.
  (United Kingdom), Gtd. Euro Bonds,
  8.00%(f)(g)                                        2,320,000         2,192,400
--------------------------------------------------------------------------------
Pemex Finance Ltd. (Mexico)-Series
  1999-2, Class A1, Global Bonds,
  9.69%, 08/15/09(f)                                 3,102,000         3,201,977
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands), Sr. Notes, 9.25%,
  03/15/30(e)(f)                                     2,962,222         3,413,576
--------------------------------------------------------------------------------
Regional Diversified Funding (Cayman
  Islands)-Class A-1a, Sr. Sec.
  Floating Rate Notes, 3.66%,
  01/25/36 (Acquired 03/21/05; Cost
  $625,840)(e)(f)(h)(i)                                660,072           536,638
--------------------------------------------------------------------------------
Residential Capital LLC, Sr. Unsec.
  Gtd. Unsub. Floating Rate Notes,
  3.49%, 06/09/08(c)(f)(h)                           7,480,000         5,918,550
--------------------------------------------------------------------------------
Suncorp-Metway Ltd. (Australia),
  Notes, 3.50%, 06/15/13(e)(f)                       2,540,000         2,549,830
--------------------------------------------------------------------------------
Twin Reefs Pass-Through Trust, Floating Rate
  Pass Through Ctfs., 4.06% (Acquired
  12/07/04-10/23/06; Cost
  $1,609,000)(e)(f)(g)(h)(i)                         1,610,000           162,689
--------------------------------------------------------------------------------
Two-Rock Pass-Through Trust (Bermuda),
  Floating Rate Pass Through Ctfs., 4.04%
  (Acquired 11/10/06; Cost $1,596,882)
  (e)(f)(g)(h)(i)                                    1,595,000           161,173
--------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Japan), Unsec.
  Gtd. Sub. Euro Bonds, 8.75%(f)(g)                  1,020,000         1,023,456
--------------------------------------------------------------------------------
Windsor Financing LLC, Sr. Sec. Gtd.
  Notes, 5.88%, 07/15/17(e)(f)                         952,972           953,973
================================================================================
                                                                      56,151,580
================================================================================

PACKAGED FOODS & MEATS-0.32%

Heinz (H.J.) Co., Sr. Unsec. Notes,
  6.43%, 12/01/08(e)(f)                              3,220,000         3,289,809
--------------------------------------------------------------------------------
Sara Lee Corp.-Series D, Sr. Unsec.
  Unsub. Medium Term Notes, 6.15%,
  06/19/08(f)                                          275,000           276,466
================================================================================
                                                                       3,566,275
================================================================================

PAPER PACKAGING-0.08%

Sealed Air Corp., Sr. Unsec. Unsub.
  Notes, 5.38%, 04/15/08(e)(f)                         910,000           910,546
================================================================================

PAPER PRODUCTS-0.05%

International Paper Co., Sr. Unsec.
  Unsub. Notes, 5.13%, 11/15/12(f)                     540,000           544,595
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
PROPERTY & CASUALTY INSURANCE-1.73%

CNA Financial Corp., Sr. Unsec. Unsub.
  Notes, 6.60%, 12/15/08(f)                    $     2,145,000   $     2,172,027
--------------------------------------------------------------------------------
First American Capital Trust I, Gtd.
  Trust Pfd. Capital Securities,
  8.50%, 04/15/12(f)                                 4,705,000         5,329,495
--------------------------------------------------------------------------------
North Front Pass-Through Trust, Sec.
  Pass Through Ctfs., 5.81%,
  12/15/24(e)(f)                                     2,350,000         2,244,978
--------------------------------------------------------------------------------
Oil Casualty Insurance Ltd. (Bermuda),
  Unsec. Gtd. Bonds, 8.00%,
  09/15/34(e)(f)                                     3,495,000         3,226,549
--------------------------------------------------------------------------------
Oil Insurance Ltd., Notes, 7.56% (e)(f)(g)           6,280,000         5,802,657
--------------------------------------------------------------------------------
QBE Capital Funding II L.P.
  (Australia), Gtd. Sub. Bonds,
  6.80%(e)(f)(g)                                       350,000           332,360
================================================================================
                                                                      19,108,066
================================================================================

REGIONAL BANKS-1.51%

Cullen/Frost Capital Trust I, Jr.
  Unsec. Gtd. Sub. Floating Rate
  Deb., 4.63%, 03/01/34(f)(h)                        4,050,000         3,774,316
--------------------------------------------------------------------------------
National City Corp., Sr. Unsec. Notes,
  3.20%, 04/01/08(f)                                   500,000           499,740
--------------------------------------------------------------------------------
PNC Capital Trust C, Unsec. Gtd. Sub.
  Floating Rate Trust Pfd. Capital
  Securities, 3.65%, 06/01/28(f)(h)                  1,175,000         1,010,571
--------------------------------------------------------------------------------
Silicon Valley Bank, Unsec. Sub.
  Notes, 6.05%, 06/01/17(f)                          2,020,000         2,005,921
--------------------------------------------------------------------------------
TCF National Bank, Sub. Notes, 5.00%,
  06/15/14(f)                                        1,500,000         1,552,245
--------------------------------------------------------------------------------
US AgBank FCB-Series 1, Notes,
  6.11%(e)(f)(g)                                     1,405,000         1,237,594
--------------------------------------------------------------------------------
Western Financial Bank, Unsec. Sub.
  Deb., 9.63%, 05/15/12(f)                           6,240,000         6,647,222
================================================================================
                                                                      16,727,609
================================================================================

REINSURANCE-0.06%

Stingray Pass-Through Trust, Pass
  Through Ctfs., 5.90%, 01/12/15
  (Acquired 01/07/05-07/19/07; Cost
  $2,927,640)(e)(i)                                  3,000,000           615,000
================================================================================

RESIDENTIAL REIT'S-0.05%

AvalonBay Communities Inc., Sr. Unsec.
  Medium Term Notes, 8.25%,
  07/15/08(f)                                          550,000           554,230
================================================================================

RESTAURANTS-0.27%

Darden Restaurants Inc., Sr. Unsec.
  Notes, 5.63%, 10/15/12(f)                            900,000           898,659
--------------------------------------------------------------------------------
Yum! Brands Inc., Sr. Unsec. Notes,
  7.65%, 05/15/08(f)                                 2,090,000         2,098,235
================================================================================
                                                                       2,996,894
================================================================================

SPECIALIZED FINANCE-0.43%

CIT Group Inc.,
  Sr. Unsec. Floating Rate Medium Term
  Notes, 3.30%, 05/23/08(f)(h)                       1,300,000         1,270,880
================================================================================


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
SPECIALIZED FINANCE- (CONTINUED)

  Sr. Unsec. Global Medium Term Notes,
  4.00%, 05/08/08(c)(f)                        $     1,310,000   $     1,283,931
--------------------------------------------------------------------------------
  Sr. Unsec. Unsub.  Medium Term Notes,
  4.75%, 08/15/08(f)                                 2,290,000         2,153,172
================================================================================
                                                                       4,707,983
================================================================================

SPECIALIZED REIT'S-0.51%

HCP, Inc., Sr. Unsec. Floating Rate
  Medium Term Notes, 3.25%,
  09/15/08(f)(h)                                     2,540,000         2,483,974
--------------------------------------------------------------------------------
HCP, Inc., Sr. Unsec. Medium Term
  Notes, 6.70%, 01/30/18(f)                          1,680,000         1,446,463
--------------------------------------------------------------------------------
Health Care REIT Inc., Sr. Unsec.
  Notes, 5.88%, 05/15/15(f)                          1,905,000         1,746,657
================================================================================
                                                                       5,677,094
================================================================================

SPECIALTY CHEMICALS-0.09%

Valspar Corp.,
  Sr. Unsec. Unsub. Notes,
  5.63%, 05/01/12(f)                                   500,000           503,680
--------------------------------------------------------------------------------
  6.05%, 05/01/17(f)                                   500,000           464,120
================================================================================
                                                                         967,800
================================================================================

THRIFTS & MORTGAGE FINANCE-0.11%

PMI Group Inc. (The), Sr. Unsec.
  Notes, 5.57%, 11/15/08(f)                            415,000           413,763
--------------------------------------------------------------------------------
Washington Mutual, Inc., Sr. Unsec. Global
  Notes, 4.50%, 08/25/08(f)                            900,000           847,377
================================================================================
                                                                       1,261,140
================================================================================

TRADING COMPANIES & DISTRIBUTORS-0.10%

Western Power Distribution Holdings
  Ltd. (United Kingdom), Sr. Unsec.
  Unsub. Notes, 7.38%, 12/15/28 (e)(f)                 900,000         1,050,984
================================================================================

TRUCKING-0.58%

Roadway Corp., Sr. Sec. Gtd. Global
  Notes, 8.25%, 12/01/08(f)                          4,077,000         3,927,129
--------------------------------------------------------------------------------
Stagecoach Transport Holdings PLC (United
  Kingdom), Unsec. Unsub. Yankee Notes,
  8.63%, 11/15/09(f)                                 2,300,000         2,478,020
================================================================================
                                                                       6,405,149
================================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.24%

Alamosa Delaware Inc., Sr. Unsec. Gtd. Global
  Notes, 8.50%, 01/31/12(f)                          5,825,000         5,260,907
--------------------------------------------------------------------------------
Nextel Communications, Inc.-Series D, Sr.
  Unsec. Gtd. Notes, 7.38%, 08/01/15(f)              5,090,000         3,938,133
--------------------------------------------------------------------------------
Sprint Nextel Corp., Sr. Unsec. Bonds,
  9.25%, 04/15/22(f)                                 2,900,000         2,479,239
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION
  SERVICES-(CONTINUED)

US Unwired Inc.-Series B, Sr. Sec.
  Gtd. Unsub. Second Priority Global
  Notes, 10.00%, 06/15/12(f)                   $     2,220,000   $     2,058,539
================================================================================
                                                                      13,736,818
================================================================================
    Total Bonds & Notes
      (Cost $280,222,330)                                            260,327,672
================================================================================

U.S. GOVERNMENT SPONSORED
  MORTGAGE-BACKED SECURITIES-13.29%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-4.20%

Pass Through Ctfs.,
  5.50%, 05/01/13 to 02/01/37(f)                     1,965,892         2,003,860
--------------------------------------------------------------------------------
  7.00%, 06/01/15 to 06/01/32(f)                     3,623,436         3,841,428
--------------------------------------------------------------------------------
  6.50%, 01/01/16 to 01/01/35(f)                     2,310,032         2,403,819
--------------------------------------------------------------------------------
  6.00%, 03/01/17 to 01/01/34(f)                     4,081,914         4,209,615
--------------------------------------------------------------------------------
  4.50%, 10/01/18(f)                                   226,439           226,212
--------------------------------------------------------------------------------
  8.00%, 01/01/27(f)                                   635,700           690,738
--------------------------------------------------------------------------------
  7.50%, 11/01/30 to 03/01/32(f)                       297,759           322,120
--------------------------------------------------------------------------------
  5.00%, 10/01/33(f)                                   246,855           245,180
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.00%, 04/01/38(f)(j)                             10,832,000        10,725,370
--------------------------------------------------------------------------------
  5.50%, 04/01/38(f)(j)                             11,150,000        11,259,761
--------------------------------------------------------------------------------
  6.00%, 04/01/38(f)(j)                             10,320,000        10,582,840
================================================================================
                                                                      46,510,943
================================================================================

FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (FNMA)-7.35%

Pass Through Ctfs.,
  8.50%, 03/01/10 to 01/01/23(f)                        95,459           103,855
--------------------------------------------------------------------------------
  6.50%, 04/01/14 to 01/01/37(f)                     2,270,103         2,382,926
--------------------------------------------------------------------------------
  7.50%, 11/01/15 to 05/01/32(f)                     2,356,242         2,566,996
--------------------------------------------------------------------------------
  7.00%, 12/01/15 to 09/01/32(f)                     2,230,447         2,359,120
--------------------------------------------------------------------------------
  5.00%, 11/01/17 to 11/01/18(f)                     1,576,876         1,599,699
--------------------------------------------------------------------------------
  5.50%, 07/01/19 to 10/01/34(f)                     8,298,641         8,444,793
--------------------------------------------------------------------------------
  8.00%, 08/01/21 to 10/01/30(f)                       478,769           520,896
--------------------------------------------------------------------------------
  6.00%, 03/01/22 to 03/01/37(f)                       155,853           159,661
--------------------------------------------------------------------------------
  8.50%, 10/01/28(f)(k)                                937,472         1,026,248
--------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  5.50%, 04/01/23 to 04/01/38(f)(j)                 19,551,000        19,807,282
--------------------------------------------------------------------------------
  6.00%, 04/01/23 to 04/01/38(f)(j)                 25,764,000        26,413,906
--------------------------------------------------------------------------------
  6.50%, 04/01/38(f)(j)                              8,428,000         8,729,562
--------------------------------------------------------------------------------
  7.00%, 04/01/38(f)(j)                              6,914,000         7,257,543
================================================================================
                                                                      81,372,487
================================================================================

GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)-1.74%

Pass Through Ctfs.,
  6.50%, 10/15/08 to 04/15/37(f)                     4,438,337         4,668,800
--------------------------------------------------------------------------------
  7.00%, 10/15/08 to 06/15/37(f)                     2,696,645         2,849,851
--------------------------------------------------------------------------------
  6.00%, 11/15/08 to 10/15/33(f)                     5,546,613         5,751,959
--------------------------------------------------------------------------------
  5.00%, 03/15/18(f)                                 1,280,491         1,302,319
--------------------------------------------------------------------------------
  8.00%, 08/15/22 to 01/20/31(f)                       376,480           412,238
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (GNMA)- (CONTINUED)

  7.50%, 06/15/23 to 05/15/32(f)               $       848,342   $       914,543
--------------------------------------------------------------------------------
  8.50%, 11/15/24 to 02/15/25(f)                        91,369           101,162
--------------------------------------------------------------------------------
  5.50%, 12/15/31 to 05/15/35(f)                     3,133,055         3,203,738
================================================================================
                                                                      19,204,610
================================================================================
    Total U.S. Government Sponsored
      Mortgage-Backed Securities
      (Cost $145,072,476)                                            147,088,040
================================================================================

ASSET-BACKED SECURITIES-3.43%

COLLATERALIZED MORTGAGE OBLIGATIONS-2.22%

Accredited Mortgage Loan Trust-Series
  2003-3, Class A3, Floating Rate
  Pass Through Ctfs., 3.36%,
  01/25/34(f)(h)                                       165,421           148,273
--------------------------------------------------------------------------------
Banc of America Mortgage Securities
  Inc.-Series 2003-D, Class 2AI,
  Floating Rate Pass Through Ctfs.,
  4.20%, 05/25/33(f)(h)                                756,302           740,815
--------------------------------------------------------------------------------
Capital One Multi-Asset Execution
  Trust-Series 2003-B4, Class B4,
  Floating Rate Pass Through Ctfs.,
  3.62%, 07/15/11(f)(h)                              2,230,000         2,223,026
--------------------------------------------------------------------------------
Countrywide Asset-Backed Ctfs.-Series
  2004-6, Class 2A5, Floating Rate
  Pass Through Ctfs., 2.99%,
  11/25/34(f)(h)                                       434,323           399,311
--------------------------------------------------------------------------------
Countrywide Home Loans-Series
   2004-HYB7, Class 1A2, Pass Through
   Ctfs., 4.69%, 11/20/34(f)(h)                        928,246           936,796
--------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage
  Securities Corp.,
  Series 2004-AR3, Class 5A1,
  Pass Through Ctfs.,
  4.72%, 04/25/34(f)(h)                                846,247           854,730
--------------------------------------------------------------------------------
  Series 2004-AR7, Class 2A1,
  Pass Through Ctfs.,
  4.62%, 11/25/34(f)(h)                              1,067,563         1,073,254
--------------------------------------------------------------------------------
  Series 2004-C4, Class A6,
  Pass Through Ctfs.,
  4.69%, 10/15/39(f)                                 2,850,000         2,793,673
--------------------------------------------------------------------------------
Federal Home Loan Bank-Series TQ-2015,
  Class A, Pass Through Ctfs., 5.07%,
  10/20/15(f)                                        2,188,175         2,286,468
--------------------------------------------------------------------------------
GSR Mortgage Loan Trust-Series 2004-5,
  Class 2A1, Pass Through Ctfs.,
  4.49%, 05/25/34(f)(h)                                577,488           581,194
--------------------------------------------------------------------------------
Master Asset Securitization
  Trust-Series 2003-8, Class 1A1,
  Pass Through Ctfs., 5.50%,
  09/25/33(f)                                        2,565,792         2,526,712
--------------------------------------------------------------------------------
MLCC Mortgage Investors, Inc.-Series
  2003-G, Class A1, Floating Rate
  Pass Through Ctfs., 2.92%,
  01/25/29(f)(h)                                       595,306           585,462
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
  OBLIGATIONS-(CONTINUED)

Morgan Stanley Capital I, Series
  2008-T29, Class A1, Pass Through
  Ctfs., 6.23%, 01/11/43 (Acquired
  02/13/08; Cost $1,202,009) (e)(i)            $     1,211,216   $     1,222,260
--------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan
  Trust-Series 2004-6AR, Class 2A2,
  Pass Through Ctfs., 6.08%,
  08/25/34(f)(h)                                       427,521           429,520
--------------------------------------------------------------------------------
Nomura Asset Acceptance Corp.-Series
   2005-AR1, Class 2A1, Floating Rate
   Pass Through Ctfs., 2.88%,
   02/25/35(f)(h)                                      125,181            97,224
--------------------------------------------------------------------------------
Option One Mortgage Securities
  Corp.-Series 2007-4A, Floating Rate
  Notes, 2.70%, 04/25/12 (Acquired
  05/11/07; Cost $843,415)(e)(h)(i)                    843,415           775,941
--------------------------------------------------------------------------------
Residential Asset Mortgage Products,
  Inc.-Series 2003-RS2, Class AII,
  Floating Rate Pass Through Ctfs.,
  3.28%, 03/25/33(f)(h)                                156,212           119,642
--------------------------------------------------------------------------------
Specialty Underwriting & Residential
  Finance-Series 2003-BC3, Class A,
  Floating Rate Pass Through Ctfs.,
  2.95%, 08/25/34(f)(h)                                  8,370             7,732
--------------------------------------------------------------------------------
Structured Adjustable Rate Mortgage Loan
  Trust, Series 2004-3AC, Class A1,
  Floating Rate Pass Through Ctfs.,
  4.94%, 03/25/34(f)(h)                                982,896           905,632
--------------------------------------------------------------------------------
  Series 2005-1, Class 1A1,
  Pass Through Ctfs.,
  6.81%, 02/25/35(f)(h)                                430,308           415,430
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
  Series 2003-37A, Class 7A,
  Pass Through Ctfs.,
  7.39%, 12/25/33(f)(h)                                269,865           279,852
--------------------------------------------------------------------------------
  Series 2004-2AC, Class A1,
  Floating Rate Pass Through Ctfs.,
  4.99%, 02/25/34(f)(h)                              1,798,213         1,752,535
--------------------------------------------------------------------------------
  Series 2007-OSI, Class A2,
  Floating Rate Pass Through Ctfs.,
  2.69%, 06/25/37(f)(h)                              2,378,569         2,163,930
--------------------------------------------------------------------------------
Vanderbilt Mortgage Finance -Series 2002-B,
  Class A4, 5.84%, 02/07/26(f)                       1,175,000         1,197,677
================================================================================
                                                                      24,517,089
================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.21%

Citicorp Lease Pass-Through
  Trust-Series 1999-1, Class A2, Pass
  Through Ctfs., 8.04%, 12/15/19(e)(f)               6,085,000         6,735,529
--------------------------------------------------------------------------------
LILACS Repackaging 2005-I-Series A,
  Sr. Sec. Notes, 5.14%, 04/15/15
  (Acquired 07/14/05; Cost
  $4,356,217)(e)(i)                                  4,356,217         3,482,795
--------------------------------------------------------------------------------


                                                  PRINCIPAL
                                                   AMOUNT             VALUE
--------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL
  SERVICES-(CONTINUED)

Patron's Legacy
  2003-III-LILACS-III-Series A,
  Ctfs., 5.65%, 04/17/18 (Acquired
  11/04/04; Cost $487,214)(e)(i)               $       475,141   $       407,671
--------------------------------------------------------------------------------
Patron's Legacy 2004-1-LILACS-1-Series
   A, Ctfs., 6.67%, 05/04/18 (Acquired
   04/30/04-07/14/05; Cost
   $3,346,569)(e)(i)                                 3,305,193         2,801,151
================================================================================
                                                                      13,427,146
================================================================================
    Total Asset-Backed Securities
      (Cost $40,077,321)                                              37,944,235
================================================================================


                                                   SHARES
--------------------------------------------------------------------------------

PREFERRED STOCKS-3.28%

LIFE & HEALTH INSURANCE-0.15%

Aegon N.V.(Netherlands),  6.38% Pfd.                    79,800         1,619,940
--------------------------------------------------------------------------------

OFFICE SERVICES & SUPPLIES-0.90%

Pitney Bowes International Holdings Inc.,
  Series D, 4.85% Pfd.(f)(h)                               102         9,910,938
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-1.85%

Auction Pass Through Trust
  Series 2007-T2, Class A, 7.79%  Pfd.
  (Acquired 12/14/07; Cost
  $12,525,000)(e)(h)(i)(l)                                 167        12,399,834
--------------------------------------------------------------------------------
  Series 2007-T3, Class A, 8.70%  Pfd.
  (Acquired 10/22/07-02/22/08; Cost
  $8,250,000)(e)(h)(i)(l)                                  110         8,085,055
================================================================================
                                                                      20,484,889
================================================================================

SPECIALIZED FINANCE-0.09%

Agfirst Farm Credit Bank -Class B, 6.59%
  Pfd.  (e)(f)                                       1,485,000         1,047,207
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-0.12%

Fannie Mae,  8.25% Pfd.                                 55,000         1,322,750
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES-0.17%

Telephone & Data Systems, Inc. -Series A,
  7.60% Pfd.                                            93,000         1,939,980
================================================================================
    Total Preferred Stocks
    (Cost $37,846,862)                                                36,325,704
================================================================================


                                                  PRINCIPAL
                                                   AMOUNT
--------------------------------------------------------------------------------
U.S. GOVERNMENT SPONSORED AGENCY
  SECURITIES-0.73%

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-0.35%

Sr. Unsec. Floating Rate Global Notes,
  5.22%, 02/17/09(f)(h)                        $   3,860,000(m)        3,901,032
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


                                                  PRINCIPAL
                                                    AMOUNT            VALUE
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING
  ASSOCIATION-0.38%

Sr. Unsec. Unsub. Medium Term Notes,
  5.05%, 11/14/14(f)                           $     1,230,000   $       905,108
--------------------------------------------------------------------------------
Series A, Sr. Unsec. Unsub. Medium Term
  Notes,
  4.00%, 01/15/09(f)                                 2,000,000         1,831,080
--------------------------------------------------------------------------------
Unsec. Unsub. Floating Rate Medium Term
  Notes,
  1.82%, 12/15/08(f)(h)                              1,520,000         1,485,359
================================================================================
                                                                       4,221,547
================================================================================
    Total U.S. Government Sponsored Agency
      Securities
      (Cost $8,415,267)                                                8,122,579
================================================================================

U.S. TREASURY SECURITIES-0.48%

U.S. TREASURY NOTES-0.48%

  4.75%, 12/31/08(f)                                   1,200(m)        1,228,968
--------------------------------------------------------------------------------
  3.25%, 12/31/09(f)                                   4,000(m)        4,113,120
================================================================================
    Total U.S. Treasury Securities
      (Cost $5,310,925)                                                5,342,088
================================================================================

MUNICIPAL OBLIGATIONS-0.32%

Detroit (City of), Michigan; Series
  2005 A-1, Taxable Capital
  Improvement Limited Tax GO,
  (INS-Ambac Assurance Corp.) 4.96%,
  04/01/20(d)(f)                                     1,550,000         1,478,839
--------------------------------------------------------------------------------
Industry (City of), California Urban
  Development Agency (Project 3);
  Series 2003, Taxable Allocation RB,
  (INS-MBIA Insurance Corp.) 6.10%,
  05/01/24(d)(f)                                     2,060,000         2,101,530
================================================================================
    Total Municipal Obligations
      (Cost $3,656,298)                                                3,580,369
================================================================================


                                                    SHARES
--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT-0.31%

THRIFTS & MORTGAGE FINANCE-0.31%

Washington Mutual, Inc.
  Floating Rates, 3.98%, 04/18/08
  (Cost $3,443,533)(f)(h)                            3,450,000         3,450,517
--------------------------------------------------------------------------------

MONEY MARKET FUNDS-0.99%

Liquid Assets Portfolio -Institutional
  Class(n)                                           5,470,996         5,470,996
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(n)            5,470,996         5,470,996
================================================================================
    Total Money Market Funds
      (Cost $10,941,992)                                              10,941,992
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-109.09%
  (Cost $1,200,964,093)                                            1,207,631,324
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.55%

Liquid Assets Portfolio -Institutional Class
  (Cost $39,264,443)(n)(o)                          39,264,443   $    39,264,443
================================================================================
TOTAL INVESTMENTS-112.64%
  (Cost $1,240,228,536)                                          $ 1,246,895,767
================================================================================
OTHER ASSETS LESS LIABILITIES-(12.64)%                             (139,962,471)
================================================================================
NET ASSETS-100.00%                                               $ 1,106,933,296
________________________________________________________________________________
================================================================================



Investment Abbreviations:

ADR    -- American Depositary Receipt
Ctfs.  -- Certificates
Deb.   -- Debentures
GO     -- General Obligation Bonds
Gtd.   -- Guaranteed
INS    -- Insurer
Jr.    -- Junior
LILACS -- Life Insurance and Life Annuities Based Charitable Securities
Pfd.   -- Preferred
RB     -- Revenue Bonds
REIT   -- Real Estate Investment Trust
Sec.   -- Secured
Sr.    -- Senior
Sub.   -- Subordinated
TBA    -- To be Announced
Unsec. -- Unsecured
Unsub. -- Unsubordinated


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) Principal and/or interest payments are secured by the bond insurance company listed.

(e) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $102,027,034, which represented 9.22% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at March 31, 2008 was $467,508,827, which represented 42.23% of the Fund's Net Assets. See
     Note 1A.

(g)  Perpetual bond with no specified maturity date.

(h) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2008.


See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


(i) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at March 31, 2008 was $30,650,207, which represented 2.77% of the Fund's Net Assets.

(j) Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.

(k) All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(l) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at March 31, 2008 was $20,484,889, which represented 1.85% of the Fund's Net Assets. See Note 1A.

(m) All or a portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1I and Note 4.

(n) The money market fund and the Fund are affiliated by having the same investment advisor.

(o) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1E.



See accompanying notes which are an integral part of this schedule.

AIM BASIC BALANCED FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM BASIC BALANCED FUND

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DOLLAR ROLL AND FORWARD COMMITMENT TRANSACTIONS - The Fund may engage in dollar roll and forward commitment transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These transactions are often conducted on a to be announced ("TBA") basis. In a TBA mortgage-backed transaction, the seller does not specify the particular securities to be delivered. Rather, a Fund agrees to accept any security that meets specified terms, such as an agreed upon issuer, coupon rate and terms of the underlying mortgages. TBA mortgage-backed transactions generally settle once a month on a specific date.

          In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to purchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price and future date. The mortgage-backed securities to be purchased will bear the same coupon as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Based on the typical structure of dollar roll transactions by the Fund, the dollar roll transactions are accounted for as financing transactions in which the Fund receives compensation as either a "fee" or a "drop". "Fee" income which is agreed upon amongst the parties at the commencement of the dollar roll and the "drop" which is the difference between the selling price and the repurchase price of the mortgage-backed securities are amortized to income. During the period between the sale and purchase settlement dates, the Fund will not be entitled to receive interest and principal payments on securities purchased and not yet settled. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. Dollar roll transactions are considered borrowings under the 1940 Act.

          Forward commitment transactions involve commitments by the Fund to acquire or sell TBA mortgage-backed securities from/to a financial institution, such as a bank or broker-dealer at a specified future date and amount. The TBA mortgage-backed security is marked to market until settlement and the unrealized appreciation or depreciation is recorded in the statement of operations.

AIM BASIC BALANCED FUND

          At the time the Fund enters into the dollar roll or forward commitment transaction, mortgage-backed securities or other liquid assets held by the Fund having a dollar value equal to the purchase price or in an amount sufficient to honor the forward commitment will be segregated.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the return on the securities sold.

          Forward commitment transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Settlement dates of forward commitment transactions may be a month or more after entering into these transactions and as a result the market values of the securities may vary from the purchase or sale prices. Therefore, forward commitment transactions may increase the Fund's overall interest rate exposure.

E. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

F. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

AIM BASIC BALANCED FUND


G. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

I. SWAP AGREEMENTS - The Fund may enter into various swap transactions, including interest rate, index, currency exchange rate and credit default swap contracts ("CDS") for investment purposes or to manage interest rate, currency or credit risk.

          Interest rate, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

          A CDS is an agreement between two parties ("Counterparties") to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying an upfront payment and/or a fixed payment over the life of the agreement to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver the corresponding bonds, or other similar bonds issued by the same reference entity to the seller, and the seller would pay the full notional value, or the "par value", of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive an upfront payment and/or a fixed payment over the life of the agreement. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer the full notional value of the referenced obligation, and the Fund would receive the corresponding bonds or similar bonds issued by the same reference entity. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. Because the CDS is a bilateral agreement between Counterparties, the transaction can alternatively be settled by a cash payment in the case of a credit event.

          Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.

J. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM BASIC BALANCED FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION


The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.


                                                INVESTMENTS IN   OTHER FINANCIAL
INPUT LEVEL                                       SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                         $  749,597,233   $       380,334
--------------------------------------------------------------------------------
Level 2                                            497,298,534        (5,086,070)
--------------------------------------------------------------------------------
Level 3                                                     --                --
================================================================================
                                                $1,246,895,767   $    (4,705,736)
________________________________________________________________________________
================================================================================

* Other financial instruments include futures and swap contracts, which are included at the unrealized appreciation/(depreciation) of the instruments.


NOTE 3 -- FUTURES CONTRACTS


On March 31, 2008, U.S. Government Sponsored Mortgage-Backed securities with a value of $1,026,248 were pledged as collateral to cover margin requirements for open futures contracts.

                      OPEN FUTURES CONTRACTS AT PERIOD END

--------------------------------------------------------------------------------------
                                                                           UNREALIZED
                                 NUMBER OF      MONTH/         VALUE      APPRECIATION
       CONTRACT                  CONTRACTS    COMMITMENT     03/31/08    (DEPRECIATION)
--------------------------------------------------------------------------------------
U.S. Treasury 10 Year Notes              1   June-08/Long  $    118,953  $       4,279
--------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bonds             93   June-08/Long    11,048,110        343,455
--------------------------------------------------------------------------------------
                                                           $ 11,167,063  $     347,734
--------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes             163  June-08/Short   (34,988,969)        32,743
--------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes               8  June-08/Short      (913,875)          (143)
--------------------------------------------------------------------------------------
                                                           $(35,902,844) $      32,600
======================================================================================
   Total open future contracts                             $(24,735,781) $     380,334
______________________________________________________________________________________
======================================================================================

AIM BASIC BALANCED FUND


NOTE 4 -- CREDIT DEFAULT SWAP AGREEMENTS


                OPEN CREDIT DEFAULT SWAP AGREEMENTS AT PERIOD-END

---------------------------------------------------------------------------------------------------------------------
                                                                                             NOTIONAL     UNREALIZED
                                                    BUY/SELL    (PAY)/RECEIVE   EXPIRATION    AMOUNT     APPRECIATION
      COUNTERPARTY           REFERENCE ENTITY      PROTECTION    FIXED RATE       DATE         (000)    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special      CDX North America
Financing Inc.             Investment Grade High
                             Volatility Index         Sell          0.75%(a)     06/20/12    $ 26,000   $ (1,580,911)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing Inc.                   MBIA Inc.            Sell          1.90%        09/20/08      10,400       (684,170)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special    Residential Capital,
Financing Inc.                      LLC               Sell          2.75%        09/20/08       1,525       (293,797)
---------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special    Residential Capital,
Financing Inc.                      LLC               Sell          6.80%        09/20/08       3,600       (635,990)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International             Assured Guaranty Corp.      Sell          5.00%        03/20/09       2,645        (17,432)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch             Ambac Financial Group,
International                      Inc.               Sell           2.30%       12/20/08       5,710       (564,795)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch             Ambac Financial Group,
International                      Inc.               Sell           6.75%       12/20/08       2,855       (197,510)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International                 CIT Group, Inc.         Sell          2.40%        09/20/08       2,745       (179,616)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International                 CIT Group, Inc.         Sell          2.50%        09/20/08       1,225        (79,601)
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch                 Lehman Brothers
International                  Holding, Inc.          Sell          0.90%        09/20/08       5,190        (74,008)
---------------------------------------------------------------------------------------------------------------------
UBS AG                    Ambac Financial Group,
                                   Inc.               Sell           5.10%       12/20/08       2,855       (228,985)
---------------------------------------------------------------------------------------------------------------------
UBS AG                    Ambac Financial Group,
                                   Inc.               Sell          11.00%       12/20/08       4,995       (203,717)
---------------------------------------------------------------------------------------------------------------------
                          American International
UBS AG                          Group, Inc.           Sell          2.20%        06/20/08       2,915            818
---------------------------------------------------------------------------------------------------------------------
UBS AG                           MBIA Inc.            Sell          7.10%        12/20/08       5,200       (338,102)
---------------------------------------------------------------------------------------------------------------------
UBS AG                       Pulte Homes, Inc.        Sell          4.20%        12/20/08       5,720         (8,254)
---------------------------------------------------------------------------------------------------------------------
    TOTAL CREDIT DEFAULT SWAP AGREEMENTS                                                      $83,580   $ (5,086,070)
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Unamortized Premium at period end of $977,541.

AIM BASIC BALANCED FUND


NOTE 5 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $193,902,976 and $267,430,992, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.


 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 110,081,407
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (108,348,717)
================================================================================
Net unrealized appreciation of investment securities               $   1,732,690
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $1,245,163,077.

                         AIM EUROPEAN SMALL COMPANY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   ESC-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM EUROPEAN SMALL COMPANY FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-84.72%

UNITED KINGDOM-17.93%

Amlin PLC (b)                                          847,111   $     4,560,307
--------------------------------------------------------------------------------
Findel PLC                                             229,400         2,253,289
--------------------------------------------------------------------------------
Homeserve PLC                                          281,500        10,741,773
--------------------------------------------------------------------------------
IG Group Holdings PLC                                  397,472         2,581,098
--------------------------------------------------------------------------------
Informa PLC                                            450,919         2,802,902
--------------------------------------------------------------------------------
Inspired Gaming Group PLC                            1,303,132         3,109,509
--------------------------------------------------------------------------------
Kier Group PLC                                         163,671         4,481,972
--------------------------------------------------------------------------------
Lancashire Holdings Ltd.                               944,500         5,266,554
--------------------------------------------------------------------------------
Mears Group PLC                                      1,030,000         5,538,916
--------------------------------------------------------------------------------
Mitie Group PLC                                      1,405,000         6,746,988
--------------------------------------------------------------------------------
Morgan Sindall PLC                                     171,000         3,359,306
--------------------------------------------------------------------------------
Ultra Electronics Holdings PLC                         214,250         5,497,150
--------------------------------------------------------------------------------
Zetar PLC (c)                                          243,500         2,135,696
================================================================================
                                                                      59,075,460
================================================================================

NETHERLANDS-14.13%

Aalberts Industries N.V.                               519,336        11,101,118
--------------------------------------------------------------------------------
Accell Group N.V.                                      138,822         5,421,976
--------------------------------------------------------------------------------
Bateman Litwin B.V.                                    907,694         3,152,070
--------------------------------------------------------------------------------
Beter Bed Holding N.V.                                  73,853         1,671,925
--------------------------------------------------------------------------------
Eriks Group N.V. (b)                                    16,150         1,173,082
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (d)                          35,000           824,950
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                             290,594         6,849,298
--------------------------------------------------------------------------------
Smartrac N.V. (c)                                      128,000         6,193,556
--------------------------------------------------------------------------------
Smit Internationale N.V.                                46,164         4,700,702
--------------------------------------------------------------------------------
USG People N.V.                                        230,793         5,472,581
================================================================================
                                                                      46,561,258
================================================================================

GERMANY-9.88%

D+S europe A.G. (c)                                    491,336         6,748,348
--------------------------------------------------------------------------------
Elexis A.G.                                            190,500         5,061,494
--------------------------------------------------------------------------------
ElringKlinger A.G.                                      43,415         4,849,153
--------------------------------------------------------------------------------
Symrise A.G. (c)                                       180,860         4,671,167
--------------------------------------------------------------------------------
Takkt A.G.                                             356,300         6,406,770
--------------------------------------------------------------------------------
Wirecard A.G. (c)                                      275,332         4,824,799
================================================================================
                                                                      32,561,731
================================================================================

SWITZERLAND-9.82%

Conzzeta Holding A.G.                                    2,347         5,796,812
--------------------------------------------------------------------------------
Daetwyler Holding A.G.                                 143,000        11,144,372
--------------------------------------------------------------------------------
Lem Holding S.A.                                         8,061         2,191,449
--------------------------------------------------------------------------------
Mobilezone Holding A.G.                                981,003         7,062,443
--------------------------------------------------------------------------------
Rieter Holding A.G.                                      7,345         2,810,308
--------------------------------------------------------------------------------
Schweiter A.G.                                           9,000         3,352,917
================================================================================
                                                                      32,358,301
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
GREECE-7.55%

Intralot S.A. Integrated Lottery (b)                   741,692   $    13,333,214
--------------------------------------------------------------------------------
Jumbo S.A. (b)                                         276,500         8,324,180
--------------------------------------------------------------------------------
Mytilineos Holdings S.A. (b)                           265,150         3,233,476
================================================================================
                                                                      24,890,870
================================================================================

NORWAY-6.48%

ODIM A.S.A. (b)(c)                                     268,400         4,667,448
--------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A. (b)                      255,926         6,363,504
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (c)                   385,107         5,602,684
--------------------------------------------------------------------------------
Veidekke A.S.A.                                        477,800         4,713,882
================================================================================
                                                                      21,347,518
================================================================================

IRELAND-4.61%

CPL Resources PLC                                      540,000         3,409,992
--------------------------------------------------------------------------------
IAWS Group PLC                                         115,000         2,686,947
--------------------------------------------------------------------------------
Paddy Power PLC                                        245,700         9,084,304
================================================================================
                                                                      15,181,243
================================================================================

ITALY-4.49%

Biesse S.p.A.                                          297,905         6,367,898
--------------------------------------------------------------------------------
Cementir Holding S.p.A. (b)                            904,313         8,422,521
================================================================================
                                                                      14,790,419
================================================================================

SWEDEN-2.33%

Hexagon A.B. -Class B (b)                               75,010         1,530,324
--------------------------------------------------------------------------------
Oriflame Cosmetics S.A.-SDR                             62,550         4,152,492
--------------------------------------------------------------------------------
Poolia A.B. -Class B                                   396,300         2,000,690
================================================================================
                                                                       7,683,506
================================================================================

FINLAND-2.19%

Nokian Renkaat Oyj                                     169,350         7,218,527
================================================================================

AUSTRIA-1.94%

Andritz A.G. (b)                                       116,240         6,404,676
================================================================================

BRAZIL-1.54%

Ocean Wilsons Holdings Ltd.                            325,000         5,078,696
================================================================================

FRANCE-1.01%

Sword Group                                             78,300         3,331,349
================================================================================

ISRAEL-0.82%

Advanced Vision Technology Ltd. (c)                    251,656         2,705,540
================================================================================
    Total Foreign Common Stocks &
      Other Equity Interests
      (Cost $178,296,863)                                            279,189,094
================================================================================

FOREIGN PREFERRED STOCKS-4.77%

GERMANY-4.77%

Fuchs Petrolub A.G. -Pfd.
  (Cost $7,012,436)                                    168,512        15,719,707
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN SMALL COMPANY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
MONEY MARKET FUNDS-9.27%

Liquid Assets Portfolio -Institutional
  Class(e)                                          15,281,406   $    15,281,406
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)           15,281,406        15,281,406
================================================================================
    Total Money Market Funds
      (Cost $30,562,812)                                              30,562,812
================================================================================
TOTAL INVESTMENTS-98.76%
  (Cost $215,872,111)                                                325,471,613
================================================================================
OTHER ASSETS LESS LIABILITIES-1.24%                                    4,071,244
================================================================================
NET ASSETS-100.00%                                               $   329,542,857
________________________________________________________________________________
================================================================================


Investment Abbreviations:

Pfd. -- Preferred

SDR  -- Swedish Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $58,012,732, which represented 17.60% of the Fund's Net Assets. See Note 1A.

(c)  Non-income producing security.

(d) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented 0.25% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.



See accompanying notes which are an integral part of this schedule.

AIM EUROPEAN SMALL COMPANY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM EUROPEAN SMALL COMPANY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. .

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM EUROPEAN SMALL COMPANY FUND


E. FOREIGN CURRENCY TRANSLATIONS-(CONTINUED) foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $267,458,881
--------------------------------------------------------------------------------
Level 2                                                               58,012,732
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                    $325,471,613
________________________________________________________________________________
================================================================================

AIM EUROPEAN SMALL COMPANY FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $3,526,821 and $73,940,863, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
================================================================================
Aggregate unrealized appreciation of investment securities          $118,583,317
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (9,021,858)
================================================================================
Net unrealized appreciation of investment securities                $109,561,459
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $215,910,154.

                              AIM GLOBAL VALUE FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   GLV-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS(A)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-59.86%

CANADA-14.71%

Barrick Gold Corp. (Gold)                              163,000   $     7,115,574
--------------------------------------------------------------------------------
BCE Inc. (Integrated Telecommunication
  Services)                                            147,400         4,998,606
--------------------------------------------------------------------------------
Denison Mines Corp. (Coal & Consumable
  Fuels) (b)                                           430,000         2,706,128
--------------------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line
  Insurance)                                            10,228         5,231,153
--------------------------------------------------------------------------------
Fronteer Development Group Inc.
  (Diversified Metals & Mining) (b)                    116,100           571,178
--------------------------------------------------------------------------------
Paladin Energy Ltd. (Coal & Consumable
  Fuels) (b)                                           681,300         3,046,481
--------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)              47,400         4,580,759
--------------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration
  & Production)                                        351,900         6,235,903
--------------------------------------------------------------------------------
Teck Cominco Ltd. -Class B (Diversified
  Metals & Mining)                                      91,000         3,732,251
--------------------------------------------------------------------------------
Viterra, Inc. (Agricultural Products) (b)              129,100         1,822,393
================================================================================
                                                                      40,040,426
================================================================================

FINLAND-0.78%

Nokia Oyj -ADR (Communications Equipment)               67,000         2,132,610
================================================================================

FRANCE-2.96%

Renault S.A. (Automobile Manufacturers)                 34,500         3,818,007
--------------------------------------------------------------------------------
Sanofi-Aventis (Pharmaceuticals)                        56,400         4,231,118
================================================================================
                                                                       8,049,125
================================================================================

GERMANY-1.88%

Bayerische Motoren Werke A.G. (Automobile
  Manufacturers)                                        92,700         5,120,629
================================================================================

HONG KONG-5.66%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development) (c)                        399,000         5,740,217
--------------------------------------------------------------------------------
Henderson Land Development Co. Ltd. (Real
  Estate Management & Development) (c)                 775,000         5,595,374
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
  Management & Development) (c)                        259,000         4,079,046
================================================================================
                                                                      15,414,637
================================================================================

IRELAND-1.19%

Bank of Ireland (Diversified Banks)                    216,900         3,225,597
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
JAPAN-14.33%

Japan Petroleum Exploration Co., Ltd. (Oil
  & Gas Exploration & Production)                       24,700   $     1,635,474
--------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment
  Manufacturers) (c)(d)                                 37,000         8,626,514
--------------------------------------------------------------------------------
Meitec Corp. (Diversified Commercial &
  Professional Services) (d)                           408,900        12,388,734
--------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services) (c)                        6,741        10,236,536
--------------------------------------------------------------------------------
Toyota Industries Corp. (Auto Parts &
  Equipment) (c)                                       169,900         6,132,827
================================================================================
                                                                      39,020,085
================================================================================

NETHERLANDS-2.05%

Heineken N.V. (Brewers)                                 96,100         5,581,524
================================================================================

SINGAPORE-2.15%

Singapore Airport Terminal Services Ltd.
  (Airport Services)                                 3,500,500         5,849,851
================================================================================

SOUTH KOREA-2.08%

SK Telecom Co., Ltd. -ADR (Wireless
   Telecommunication Services)                         262,600         5,674,786
================================================================================

SWITZERLAND-4.60%

Nestle S.A. (Packaged Foods & Meats)                    11,150         5,571,267
--------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)                        135,900         6,964,915
================================================================================
                                                                      12,536,182
================================================================================

THAILAND-0.59%

Siam Cement PCL (The) (Construction
  Materials) (c)                                       230,700         1,604,769
--------------------------------------------------------------------------------

UNITED KINGDOM-6.88%

Diageo PLC (Distillers & Vintners)                     276,954         5,583,668
--------------------------------------------------------------------------------
GlaxoSmithKline PLC -ADR (Pharmaceuticals)             111,700         4,739,431
--------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks) (c)           290,900         2,609,418
--------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                        1,940,237         5,809,815
================================================================================
                                                                      18,742,332
================================================================================
    Total Foreign Common Stocks & Other
      Equity Interests (Cost $154,609,017)                           162,992,553
================================================================================

DOMESTIC COMMON STOCKS-29.98%

BREWERS-1.81%

Anheuser-Busch Cos., Inc.                              103,900         4,930,055
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL VALUE FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
BROADCASTING & CABLE TV-2.28%

Comcast Corp. -Class A                                 147,789   $     2,858,239
--------------------------------------------------------------------------------
Liberty Media Corp.-Entertainment -Series A
  (b)                                                  148,400         3,359,776
================================================================================
                                                                       6,218,015
================================================================================

COMMUNICATIONS EQUIPMENT-4.06%

Motorola, Inc.                                       1,190,300        11,069,790
================================================================================

COMPUTER HARDWARE-2.82%

Dell Inc. (b)                                          386,250         7,694,100
================================================================================

COMPUTER STORAGE & PERIPHERALS-1.37%

QLogic Corp. (b)                                       242,600         3,723,910
================================================================================

HYPERMARKETS & SUPER CENTERS-1.98%

Wal-Mart Stores, Inc.                                  102,299         5,389,111
================================================================================

INDUSTRIAL CONGLOMERATES-0.82%

Tyco International Ltd.                                 50,850         2,239,943
================================================================================

PERSONAL PRODUCTS-1.72%

Avon Products, Inc.                                    118,200         4,673,628
================================================================================

PHARMACEUTICALS-0.94%

Merck & Co. Inc.                                        67,200         2,550,240
================================================================================

PROPERTY & CASUALTY INSURANCE-6.47%

Berkshire Hathaway Inc. -Class A (b)                        92        12,272,800
--------------------------------------------------------------------------------
Progressive Corp. (The)                                332,000         5,335,240
================================================================================
                                                                      17,608,040
================================================================================

SYSTEMS SOFTWARE-5.71%

Microsoft Corp.                                        324,200         9,200,796
--------------------------------------------------------------------------------
Symantec Corp. (b)                                     381,500         6,340,530
================================================================================
                                                                      15,541,326
================================================================================
    Total Domestic Common Stocks
      (Cost $85,957,423)                                              81,638,158
================================================================================

MONEY MARKET FUNDS-10.04%

Liquid Assets Portfolio -Institutional
  Class(e)                                          13,661,431        13,661,431
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)           13,661,431        13,661,431
--------------------------------------------------------------------------------
    Total Money Market Funds
      (Cost $27,322,862)                                              27,322,862
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.88%
  (Cost $267,889,302)                                                271,953,573
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-3.82%

Liquid Assets Portfolio -Institutional Class
  (Cost $10,407,756)(e)(f)                          10,407,756        10,407,756
================================================================================
TOTAL INVESTMENTS-103.70%
  (Cost $278,297,058)                                                282,361,329
================================================================================
OTHER ASSETS LESS LIABILITIES-(3.70)%                                (10,084,119)
================================================================================
NET ASSETS-100.00%                                               $   272,277,210
________________________________________________________________________________
================================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $44,624,701, which represented 16.39% of the Fund's Net Assets. See Note 1A.

(d)  All or a portion of this security was out on loan at March 31, 2008.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM GLOBAL VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM GLOBAL VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM GLOBAL VALUE FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                INVESTMENTS IN   OTHER FINANCIAL
INPUT LEVEL                                       SECURITIES       INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1                                         $  237,736,628   $    (2,100,000)
--------------------------------------------------------------------------------
Level 2                                             44,624,701                --
--------------------------------------------------------------------------------
Level 3                                                     --                --
================================================================================
                                                $  282,361,329   $    (2,100,000)
________________________________________________________________________________
================================================================================

* Other financial instruments include foreign currency contracts, which are included unrealized appreciation/(depreciation) of the instruments.

AIM GLOBAL VALUE FUND


NOTE 3 -- FOREIGN CURRENCY CONTRACTS


                    OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
------------------------------------------------------------------------------------
                                  CONTRACT TO
                       --------------------------------      VALUE       UNREALIZED
SETTLEMENT DATE             DELIVER          RECEIVE        03/31/08    APPRECIATION
------------------------------------------------------------------------------------
6/11/08                CAD   27,650,000   USD27,750,820   $26,898,462       $852,358
------------------------------------------------------------------------------------
6/12/08                KRW3,420,000,000   USD 3,535,980     3,450,514         85,466
====================================================================================
                                                                            $937,824
____________________________________________________________________________________
====================================================================================


                                  CONTRACT TO
                       --------------------------------      VALUE       UNREALIZED
SETTLEMENT DATE             DELIVER          RECEIVE        03/31/08   (DEPRECIATION)
-------------------------------------------------------------------------------------
5/21/08                EUR    9,100,000   USD13,359,983   $14,335,488    $  (975,505)
------------------------------------------------------------------------------------
5/21/08                GBP    4,560,000   USD 8,841,840     9,012,816       (170,976)
------------------------------------------------------------------------------------
5/21/08                JPY2,588,000,000   USD24,150,803    26,042,146     (1,891,343)
====================================================================================
                                                                         $(3,037,824)
====================================================================================
    TOTAL OPEN FOREIGN
      CURRENCY
      CONTRACTS                                                          $(2,100,000)
____________________________________________________________________________________
====================================================================================


                 CLOSED FOREIGN CURRENCY CONTRACTS AT PERIOD END
--------------------------------------------------------------------------------
                                CONTRACT TO
                       -----------------------------     VALUE        REALIZED
CLOSED DATE                DELIVER         RECEIVE      03/31/08    GAIN (LOSS)
--------------------------------------------------------------------------------
4/24/08                NZD    125,000   USD   93,475   $  100,329   $    (6,854)
--------------------------------------------------------------------------------
4/24/08                NZD  1,840,000   USD1,375,952    1,468,044       (92,092)
--------------------------------------------------------------------------------
5/21/08                EUR  1,250,000   USD1,835,163    1,898,313       (63,150)
--------------------------------------------------------------------------------
5/21/08                JPY225,000,000   USD2,099,664    2,185,166       (85,502)
--------------------------------------------------------------------------------
5/21/08                GBP  1,150,000   USD2,229,850    2,306,670       (76,820)
================================================================================
    TOTAL CLOSED
      FOREIGN CURRENCY
      CONTRACTS                                                     $  (324,418)
================================================================================
    TOTAL FOREIGN
      CURRENCY
      CONTRACTS                                                     $(2,424,418)
________________________________________________________________________________
================================================================================


Currency Abbreviations:

CAD -- Canadian Dollar
EUR -- Euro
GBP -- British Pound Sterling
JPY -- Japanese Yen
KRW -- South Korean Won
NZD -- New Zealand Dollar
USD -- U.S. Dollar

AIM GLOBAL VALUE FUND


NOTE 4 -- INVESTMENT SECURITIES


The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $44,036,796 and $78,361,585, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 23,660,199
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (21,811,652)
================================================================================
Net unrealized appreciation of investment securities                $  1,848,547
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $280,512,782.

                      AIM INTERNATIONAL SMALL COMPANY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   ISC-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM INTERNATIONAL SMALL COMPANY FUND


SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS & OTHER EQUITY
  INTERESTS-86.40%

AUSTRALIA-0.74%

Australian Wealth Management Ltd. (a)(b)             3,563,600   $     5,577,004
================================================================================

AUSTRIA-1.15%

Andritz AG (b)                                         157,200         8,661,519
================================================================================

BELGIUM-0.78%

EVS Broadcast Equipment S.A.                            54,756         5,882,466
================================================================================

BRAZIL-6.09%

American Banknote S.A. (c)                             325,900         3,026,360
--------------------------------------------------------------------------------
American Banknote S.A.                               1,100,600        10,220,350
--------------------------------------------------------------------------------
Equatorial Energia S.A. (c)(d)                         411,600         3,923,015
--------------------------------------------------------------------------------
Equatorial Energia S.A. (d)(e)                       1,246,700        11,882,465
--------------------------------------------------------------------------------
Gafisa S.A.                                            600,400         9,922,864
--------------------------------------------------------------------------------
OdontoPrev S.A. (c)                                    139,600         3,173,270
--------------------------------------------------------------------------------
OdontoPrev S.A.                                        169,600         3,855,204
================================================================================
                                                                      46,003,528
================================================================================

CANADA-7.81

BMTC Group, Inc. -Class A                              147,564         2,584,744
--------------------------------------------------------------------------------
Canam Group Inc. (c)                                   510,200         5,442,544
--------------------------------------------------------------------------------
FirstService Corp. (e)                                 181,600         3,922,193
--------------------------------------------------------------------------------
Genesis Land Development Corp. (e)                   1,208,400         5,109,140
--------------------------------------------------------------------------------
Kingsway Financial Services Inc.                       352,000         4,159,593
--------------------------------------------------------------------------------
Onex Corp.                                             221,600         6,465,677
--------------------------------------------------------------------------------
Reitmans (Canada) Ltd. -Class A                        555,000         9,948,514
--------------------------------------------------------------------------------
Sherritt International Corp.                           661,907         9,350,016
--------------------------------------------------------------------------------
Total Energy Trust Ltd. (a)                            598,190         4,545,495
--------------------------------------------------------------------------------
Transat A.T. Inc. -Class A (f)                         160,300         3,591,772
--------------------------------------------------------------------------------
Trican Well Service Ltd. (a)                           184,180         3,841,550
================================================================================
                                                                      58,961,238
================================================================================

CHINA-0.76%

Xinyi Glass Holdings Co. Ltd. (b)                    8,396,000         5,752,853
================================================================================

FINLAND-1.79%

Nokian Renkaat Oyj                                     318,000        13,554,718
================================================================================

GERMANY-3.31%

MTU Aero Engines Holding AG                            130,000         5,489,929
--------------------------------------------------------------------------------
Symrise AG                                             358,712         9,264,646
--------------------------------------------------------------------------------
Wirecard AG (e)                                        582,768        10,212,176
================================================================================
                                                                      24,966,751
================================================================================

GREECE-5.27%

Intralot S.A. (b)                                    1,066,000        19,163,219
--------------------------------------------------------------------------------
Jumbo S.A. (b)                                         459,000        13,818,440
--------------------------------------------------------------------------------
Mytilineos Holdings S.A. (b)                           559,850         6,827,312
================================================================================
                                                                      39,808,971
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HONG KONG-5.53%

First Pacific Co. Ltd. (b)                          31,492,000   $    20,874,543
--------------------------------------------------------------------------------
Hopewell Holdings Ltd. (b)                             855,000         3,265,670
--------------------------------------------------------------------------------
Paliburg Holdings Ltd.                             229,421,700         6,396,653
--------------------------------------------------------------------------------
Paliburg Holdings Ltd. -Wts. Expiring
  11/08/2010 (e)(g)                                 25,491,300           203,068
--------------------------------------------------------------------------------
PYI Corp.                                           16,862,000         3,964,777
--------------------------------------------------------------------------------
Regal Hotels International Holdings Ltd. (b)       118,356,000         7,028,337
================================================================================
                                                                      41,733,048
================================================================================

HUNGARY-0.73%

Richter Gedeon Nyrt. (b)                                26,821         5,537,063
================================================================================

INDONESIA-1.25%

PT Kawasan Industri Jababeka Tbk (b)(e)            300,685,000         4,469,594
--------------------------------------------------------------------------------
Total Bangun Persada (b)                           127,908,500         4,965,820
================================================================================
                                                                       9,435,414
================================================================================

IRELAND-2.98%

IAWS Group PLC                                         370,083         8,646,900
--------------------------------------------------------------------------------
Paddy Power PLC                                        375,000        13,864,933
================================================================================
                                                                      22,511,833
================================================================================

ISRAEL-1.77%

Israel Discount Bank -Class A(b)(e)                  5,518,687        13,366,699
================================================================================

ITALY-0.91%

Cementir Holding S.p.A. (b)                            741,224         6,903,555
================================================================================

JAPAN-5.13%

EXEDY Corp. (b)                                        406,600        11,634,465
--------------------------------------------------------------------------------
Miyano Machinery Inc.                                2,461,000         5,876,131
--------------------------------------------------------------------------------
Nippon Ceramic Co., Ltd. (a)                           754,300         7,007,417
--------------------------------------------------------------------------------
Nishio Rent All Co., Ltd.                              302,000         3,378,195
--------------------------------------------------------------------------------
Noritsu Koki Co., Ltd. (a)(b)                          437,500         6,397,280
--------------------------------------------------------------------------------
Takeuchi Mfg. Co., Ltd. (a)(b)                         215,300         4,422,453
================================================================================
                                                                      38,715,941
================================================================================

MALAYSIA-4.72%

IGB Corp. Berhad (b)                                26,597,900        13,128,638
--------------------------------------------------------------------------------
Lion Diversified Holdings Berhad (b)                25,132,200         9,819,784
--------------------------------------------------------------------------------
Parkson Holdings Berhad (b)(e)                       6,435,360        12,687,349
================================================================================
                                                                      35,635,771
================================================================================

MEXICO-1.37%

TV Azteca, S.A. de C.V. -CPO                        10,392,800         5,995,772
--------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V. (e)          1,325,800         4,360,037
================================================================================
                                                                      10,355,809
================================================================================

NETHERLANDS-6.38%

Aalberts Industries N.V.                               586,484        12,536,446
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (c)                          65,000         1,532,049
--------------------------------------------------------------------------------
Koninklijke BAM Groep N.V.                             487,688        11,494,802
--------------------------------------------------------------------------------



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL SMALL COMPANY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
NETHERLANDS-(CONTINUED)

Smit Internationale N.V.                               130,800   $    13,318,861
--------------------------------------------------------------------------------
USG People N.V.                                        392,692         9,311,542
================================================================================
                                                                      48,193,700
================================================================================

NEW ZEALAND-1.03%

Freightways Ltd. (a)(b)                              2,847,600         7,749,239
================================================================================

NORWAY-2.59%

Petroleum Geo-Services A.S.A. (a)(b)                   519,400        12,914,686
--------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (a)(e)                454,623         6,614,029
================================================================================
                                                                      19,528,715
================================================================================

PHILIPPINES-5.49%

First Gen Corp.                                      8,958,200         8,621,944
--------------------------------------------------------------------------------
Globe Telecom, Inc. (b)                                376,020        13,707,007
--------------------------------------------------------------------------------
Manila Water Co. (b)                                30,311,000        13,031,896
--------------------------------------------------------------------------------
PNOC Energy Development Corp. (c)                    4,405,000           625,349
--------------------------------------------------------------------------------
PNOC Energy Development Corp.                       38,508,000         5,466,727
================================================================================
                                                                      41,452,923
================================================================================

SOUTH AFRICA-0.75%

Massmart Holdings Ltd.                                 684,600         5,637,346
================================================================================

SOUTH KOREA-4.20%

Daegu Bank                                             596,350         7,995,418
--------------------------------------------------------------------------------
Joongang Construction Co., Ltd. (b)(f)                 319,090         3,934,840
--------------------------------------------------------------------------------
Lotte Confectionery Co., Ltd.                            5,671         7,260,252
--------------------------------------------------------------------------------
Qrix Communications Inc.                                92,899         7,473,125
--------------------------------------------------------------------------------
Sung Kwang Bend Co., Ltd. (b)                          187,561         5,045,698
================================================================================
                                                                      31,709,333
================================================================================

SWEDEN-1.19%

Oriflame Cosmetics SA-SDR                              135,400         8,988,767
================================================================================

SWITZERLAND-0.54%

Banque Cantonale Vaudoise                                9,418         4,077,610
================================================================================

TAIWAN-2.19%

Feng Tay Enterprise Co., Ltd. (b)                    6,507,048         5,379,101
--------------------------------------------------------------------------------
Huaku Construction Corp.                               950,120         3,799,917
--------------------------------------------------------------------------------
Hung Poo Real Estate Development Corp. (b)           4,155,250         7,400,861
================================================================================
                                                                      16,579,879
================================================================================

THAILAND-2.40%

Bangkok Expressway PCL (b)                           9,336,500         6,044,867
--------------------------------------------------------------------------------
Siam Commercial Bank PCL (b)                         4,187,100        12,102,174
================================================================================
                                                                      18,147,041
================================================================================

UNITED KINGDOM-7.55%

Amlin PLC (a)(b)                                     1,479,467         7,964,506
--------------------------------------------------------------------------------
Findel PLC                                             290,200         2,850,499
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (b)(c)                        99,200           928,442
--------------------------------------------------------------------------------
Hikma Pharmaceuticals PLC (b)                          751,064         7,029,428
--------------------------------------------------------------------------------
Homeserve PLC                                          404,400        15,431,520
--------------------------------------------------------------------------------
IG Group Holdings PLC                                  728,607         4,731,417
--------------------------------------------------------------------------------
Informa PLC                                          1,003,859         6,239,964
--------------------------------------------------------------------------------


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM-(CONTINUED)

Mitie Group PLC                                      2,469,500   $    11,858,853
================================================================================
                                                                      57,034,629
================================================================================
    Total Foreign Common Stocks & Other Equity
      Interests
      (Cost $523,242,403)                                            652,463,363
================================================================================

FOREIGN PREFERRED STOCKS-2.52%

BRAZIL-0.82%

Duratex S.A. -Pfd.                                     323,700         6,192,586
================================================================================

CANADA-0.09%

FirstService Corp. -Series 1, 7% Pfd.                   36,320           681,000
================================================================================

GERMANY-1.61%

Fuchs Petrolub AG -Pfd.                                130,100        12,136,428
================================================================================
    Total Foreign Preferred Stocks
      (Cost $13,864,102)                                              19,010,014
================================================================================

MONEY MARKET FUNDS-9.14%

Liquid Assets Portfolio -Institutional
  Class(h)                                          34,508,728        34,508,728
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(h)           34,508,728        34,508,728
================================================================================
    Total Money Market Funds
      (Cost $69,017,456)                                              69,017,456
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-98.06%
  (Cost $606,123,961)                                                740,490,833
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-4.05%

Liquid Assets Portfolio -Institutional Class
  (Cost $30,582,588)(h)(i)                          30,582,588        30,582,588
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-102.11%
  (Cost $636,706,549)                                                771,073,421
================================================================================
OTHER ASSETS LESS LIABILITIES-(2.11)%                               (15,967,014)
================================================================================
NET ASSETS-100.00%                                               $   755,106,407
________________________________________________________________________________
================================================================================


Investment Abbreviations:

CPO  -- Certificates of Ordinary Participation

Pfd. -- Preferred

SDR  -- Swedish Depositary Receipt

Wts. -- Warrants


Notes to Schedule of Investments:

(a)  All or a portion of this security was out on loan at March 31, 2008.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at March 31, 2008 was $287,534,342, which represented 38.08% of the Fund's Net Assets. See Note 1A.



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL SMALL COMPANY FUND


(c) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2008 was $18,651,029, which represented 2.47% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Each unit represents one ordinary share and two preferred shares.

(e)  Non-income producing security.

(f) Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of March 31, 2008 was $7,526,612, which represented 1.00% of the Fund's Net Assets. See Note 3.

(g) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The value of this security considered illiquid at March 31, 2008 represented 0.03% of the Fund's Net Assets.

(h) The money market fund and the Fund are affiliated by having the same investment advisor.

(i) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM INTERNATIONAL SMALL COMPANY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM INTERNATIONAL SMALL COMPANY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AIM INTERNATIONAL SMALL COMPANY FUND

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3- Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  483,539,080
--------------------------------------------------------------------------------
Level 2                                                              287,534,341
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $  771,073,421
________________________________________________________________________________
================================================================================

AIM INTERNATIONAL SMALL COMPANY FUND


NOTE 3 -- INVESTMENTS IN OTHER AFFILIATES

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended March 31, 2008.

                                                                       CHANGE IN
                                                                       UNREALIZED
                           VALUE      PURCHASES AT   PROCEEDS FROM    APPRECIATION      VALUE     DIVIDEND     REALIZED
                          12/31/07        COST           SALES       (DEPRECIATION)   03/31/08     INCOME    GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------
Joongang Construction
Co., Ltd. (South
Korea) (Cost
$7,053,273)             $ 7,359,124   $         --   $    (878,623)  $  (2,226,941)  $3,934,840   $     --   $  (318,720)
------------------------------------------------------------------------------------------------------------------------
Transat A. T.
Inc-Class A (Canada)
(Cost $2,945,208)         5,638,004             --              --      (2,046,232)   3,591,772     12,038            --
========================================================================================================================
TOTAL INVESTMENTS IN
   AFFILIATES           $12,997,128   $         --   $    (878,623)  $  (4,273,173)  $7,526,612   $ 12,038   $  (318,720)
________________________________________________________________________________________________________________________
========================================================================================================================


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $20,355,183, and $139,800,156, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $   181,210,138
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (49,423,009)
========================================================================================
Net unrealized appreciation of investment securities                     $   131,787,129
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $639,286,292.

                          AIM MID CAP BASIC VALUE FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com            MCBV-QTR-1 03/08            Invesco Aim Advisors, Inc.

AIM MID CAP BASIC VALUE FUND


SCHEDULE OF INVESTMENTS (a)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-96.60%

ADVERTISING-3.17%

Interpublic Group of Cos., Inc. (The) (b)            782,801   $     6,583,356
==============================================================================

APPAREL RETAIL-3.52%

Men's Wearhouse, Inc. (The) (c)                      314,255         7,312,714
==============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-2.98%

Liz Claiborne, Inc. (c)                              341,624         6,200,475
==============================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.98%

FBR Capital Markets Corp. (b)                        609,493         4,114,078
==============================================================================

BREWERS-4.91%

Molson Coors Brewing Co. -Class B                    193,834        10,189,853
==============================================================================

BUILDING PRODUCTS-2.10%

Trane, Inc.                                           95,154         4,367,569
==============================================================================

COMMUNICATIONS EQUIPMENT-2.23%

Plantronics, Inc.                                    239,396         4,622,737
==============================================================================

COMPUTER HARDWARE-2.42%

Dell Inc. (b)                                        252,429         5,028,386
==============================================================================

CONSTRUCTION & ENGINEERING-2.68%

Shaw Group Inc. (The) (b)                            118,206         5,572,231
==============================================================================

CONSUMER FINANCE-2.36%

AmeriCredit Corp. (b)(c)                             294,864         2,969,281
------------------------------------------------------------------------------
SLM Corp.                                            125,812         1,931,214
==============================================================================
                                                                     4,900,495
==============================================================================

DATA PROCESSING & OUTSOURCED SERVICES-3.97%

DST Systems, Inc. (b)(c)                              81,723         5,372,470
------------------------------------------------------------------------------
Western Union Co.                                    135,000         2,871,450
==============================================================================
                                                                     8,243,920
==============================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-1.00%

ChoicePoint Inc. (b)                                  43,449         2,068,172
==============================================================================

EDUCATION SERVICES-0.78%

Apollo Group Inc. -Class A (b)                        37,453         1,617,970
==============================================================================

HEALTH CARE DISTRIBUTORS-4.66%

Cardinal Health, Inc.                                103,994         5,460,725
------------------------------------------------------------------------------
McKesson Corp.                                        80,562         4,219,032
==============================================================================
                                                                     9,679,757
==============================================================================

HEALTH CARE EQUIPMENT-2.11%

Symmetry Medical Inc. (b)                            264,269         4,386,865
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HOME FURNISHINGS-2.58%

Tempur-Pedic International Inc. (c)                  487,505   $     5,362,555
==============================================================================

HOUSEHOLD APPLIANCES-2.83%

Whirlpool Corp. (c)                                   67,743         5,878,737
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-2.27%

Robert Half International, Inc.                      183,451         4,722,029
==============================================================================

INSURANCE BROKERS-3.59%

Marsh & McLennan Cos., Inc.                          187,199         4,558,296
------------------------------------------------------------------------------
National Financial Partners Corp. (c)                128,814         2,894,450
==============================================================================
                                                                     7,452,746
==============================================================================

LEISURE PRODUCTS-3.06%

Brunswick Corp. (c)                                  397,911         6,354,639
==============================================================================

LIFE & HEALTH INSURANCE-2.20%

Protective Life Corp.                                112,919         4,579,995
==============================================================================

LIFE SCIENCES TOOLS & SERVICES-2.21%

Waters Corp. (b)                                      82,230         4,580,211
==============================================================================

MANAGED HEALTH CARE-5.66%

Aetna Inc.                                            97,116         4,087,612
------------------------------------------------------------------------------
Coventry Health Care, Inc. (b)                        97,708         3,942,518
------------------------------------------------------------------------------
UnitedHealth Group Inc.                              108,592         3,731,221
==============================================================================
                                                                    11,761,351
==============================================================================

PACKAGED FOODS & MEATS-2.46%

Cadbury Schweppes PLC -ADR (United Kingdom)          115,568         5,110,417
==============================================================================

PAPER PACKAGING-1.60%

Smurfit-Stone Container Corp. (b)                    432,019         3,326,546
==============================================================================

PROPERTY & CASUALTY INSURANCE-1.82%

Security Capital Assurance Ltd. (c)(d)               258,339           142,086
------------------------------------------------------------------------------
XL Capital Ltd. -Class A                             123,425         3,647,209
==============================================================================
                                                                     3,789,295
==============================================================================

PUBLISHING-2.54%

Valassis Communications, Inc. (b)(c)                 486,832         5,282,127
==============================================================================

REGIONAL BANKS-5.16%

Popular, Inc. (c)                                    461,580         5,382,023
------------------------------------------------------------------------------
Zions Bancorp. (c)                                   117,145         5,335,954
==============================================================================
                                                                    10,717,977
==============================================================================

SEMICONDUCTOR EQUIPMENT-4.55%

ASML Holding N.V. (Netherlands)(b)                    21,575           530,662
------------------------------------------------------------------------------
Brooks Automation, Inc. (b)                          159,921         1,554,432
==============================================================================



See accompanying notes which are an integral part of this schedule.

AIM MID CAP BASIC VALUE FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT-(CONTINUED)

KLA-Tencor Corp.                                     198,747   $     7,373,514
==============================================================================
                                                                     9,458,608
==============================================================================

SEMICONDUCTORS-3.24%

Maxim Integrated Products, Inc.                      329,938         6,727,436
==============================================================================

SPECIALIZED FINANCE-3.96%

CIT Group, Inc.                                      106,552         1,262,641
------------------------------------------------------------------------------
Moody's Corp.                                        199,849         6,960,741
==============================================================================
                                                                     8,223,382
==============================================================================

THRIFTS & MORTGAGE FINANCE-4.04%

Fannie Mae                                            79,100         2,081,912
------------------------------------------------------------------------------
Freddie Mac                                          188,723         4,778,466
------------------------------------------------------------------------------
Washington Mutual, Inc. (c)                          148,278         1,527,264
==============================================================================
                                                                     8,387,642
==============================================================================

TRUCKING-1.96%

Heartland Express, Inc. (c)                          286,176         4,080,870
==============================================================================
    Total Common Stocks & Other Equity
      Interests
      (Cost $221,255,848)                                          200,685,141
==============================================================================

MONEY MARKET FUNDS-2.00%

Liquid Assets Portfolio -Institutional
  Class(e)                                         2,076,892         2,076,892
------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(e)          2,076,892         2,076,892
==============================================================================
    Total Money Market Funds
      (Cost $4,153,784)                                              4,153,784
==============================================================================
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-98.60%
   (Cost $225,409,632)                                             204,838,925
==============================================================================

INVESTMENTS PURCHASED WITH CASH
  COLLATERAL FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-18.70%

Liquid Assets Portfolio -
  Institutional Class
  (Cost $38,844,322)(e)(f)                        38,844,322        38,844,322
------------------------------------------------------------------------------
TOTAL INVESTMENTS-117.30%                                          243,683,247
   (Cost $264,253,954)
==============================================================================
OTHER ASSETS LESS LIABILITIES-(17.30)%                             (35,944,066)
==============================================================================
NET ASSETS-100.00%                                             $   207,739,181
______________________________________________________________________________
==============================================================================


Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented 0.07% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM MID CAP BASIC VALUE FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM MID CAP BASIC VALUE FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

AIM MID CAP BASIC VALUE FUND
     foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

          Level 1 - Quoted prices in an active market for identical assets.

          Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

          Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.


                                                                     INVESTMENTS
INPUT LEVEL                                                        IN SECURITIES
--------------------------------------------------------------------------------
Level 1                                                             $243,541,161
--------------------------------------------------------------------------------
Level 2                                                                  142,086
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                    $243,683,247
________________________________________________________________________________
================================================================================

AIM MID CAP BASIC VALUE FUND


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $65,498,161 and $73,826,644, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    23,130,737
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (45,037,473)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (21,906,736)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $265,589,983.

                             AIM SELECT EQUITY FUND
            Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --servicemark--

invescoaim.com                   SEQ-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM SELECT EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                  SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.70%

AEROSPACE & DEFENSE-5.77%

L-3 Communications Holdings, Inc.                      8,710   $       952,351
------------------------------------------------------------------------------
Northrop Grumman Corp.                               113,610         8,839,994
------------------------------------------------------------------------------
Raytheon Co.                                         135,050         8,725,581
==============================================================================
                                                                    18,517,926
==============================================================================

AIRLINES-0.22%

AMR Corp. (b)(c)                                      31,134           280,829
------------------------------------------------------------------------------
Pinnacle Airlines Corp. (b)(c)                        49,810           434,841
==============================================================================
                                                                       715,670
==============================================================================

ALUMINUM-1.21%

Kaiser Aluminum Corp.                                 56,090         3,887,037
==============================================================================

APPAREL RETAIL-0.12%

Men's Wearhouse, Inc. (The)                           16,297           379,231
==============================================================================

ASSET MANAGEMENT & CUSTODY
  BANKS-5.70%

Bank of New York Mellon Corp.                        134,580         5,616,024
------------------------------------------------------------------------------
Calamos Asset Management, Inc.
  -Class A                                           112,532         1,832,021
------------------------------------------------------------------------------
Northern Trust Corp.                                  50,830         3,378,670
------------------------------------------------------------------------------
State Street Corp.                                    94,700         7,481,300
==============================================================================
                                                                    18,308,015
==============================================================================

BIOTECHNOLOGY-1.21%

BioMarin Pharmaceutical Inc. (c)                     109,990         3,890,346
==============================================================================

CASINOS & GAMING-0.08%

Bally Technologies Inc. (c)                            7,780           267,165
==============================================================================

COMMODITY CHEMICALS-0.77%

Methanex Corp.  (Canada)(b)                           93,930         2,458,148
==============================================================================

COMMUNICATIONS EQUIPMENT-2.02%

Cisco Systems, Inc. (c)                              268,943         6,478,837
==============================================================================

COMPUTER & ELECTRONICS RETAIL-0.15%

GameStop Corp. -Class A (c)                            9,500           491,245
==============================================================================

COMPUTER HARDWARE-6.03%

Apple Inc. (c)                                        51,470         7,385,945
------------------------------------------------------------------------------
Hewlett-Packard Co.                                   26,886         1,227,615
------------------------------------------------------------------------------
International Business Machines Corp.                 93,310        10,743,713
==============================================================================
                                                                    19,357,273
==============================================================================

COMPUTER STORAGE & PERIPHERALS-0.65%

EMC Corp. (c)                                        144,610         2,073,707
==============================================================================

CONSTRUCTION & ENGINEERING-1.32%

Perini Corp. (c)                                      34,780         1,260,079
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING-(CONTINUED)

Shaw Group Inc. (The) (c)                             63,270   $     2,982,548
==============================================================================
                                                                     4,242,627
==============================================================================

CONSTRUCTION & FARM MACHINERY &
  HEAVY TRUCKS-0.63%

Deere & Co.                                           25,110         2,019,848
==============================================================================

CONSTRUCTION MATERIALS-1.19%

Eagle Materials Inc. (b)                             107,827         3,833,250
==============================================================================

CONSUMER FINANCE-2.04%

Capital One Financial Corp.                          133,310         6,561,518
==============================================================================

DATA PROCESSING & OUTSOURCED
  SERVICES-2.87%

DST Systems, Inc. (b)(c)                              97,230         6,391,900
------------------------------------------------------------------------------
MasterCard, Inc. -Class A                             12,660         2,823,054
------------------------------------------------------------------------------
                                                                     9,214,954
==============================================================================

DIVERSIFIED METALS & MINING-0.10%

Freeport-McMoRan Copper & Gold, Inc.                   3,400           327,148
==============================================================================

ELECTRONIC MANUFACTURING
  SERVICES-0.21%

Methode Electronics, Inc.                             56,800           663,992
==============================================================================

FERTILIZERS & AGRICULTURAL
  CHEMICALS-0.67%

Monsanto Co.                                          12,850         1,432,775
------------------------------------------------------------------------------
Terra Nitrogen Co., L.P. (b)                           6,450           719,498
==============================================================================
                                                                     2,152,273
==============================================================================

FOOD RETAIL-0.16%

Kroger Co. (The)                                      19,910           505,714
==============================================================================

GAS UTILITIES-2.66%

Energen Corp.                                        131,993         8,223,164
------------------------------------------------------------------------------
Southern Union Co.                                    13,740           319,730
==============================================================================
                                                                     8,542,894
==============================================================================

GENERAL MERCHANDISE STORES-0.41%

Big Lots, Inc. (b)(c)                                 59,570         1,328,411
==============================================================================

HEALTH CARE DISTRIBUTORS-0.64%

AmerisourceBergen Corp.                                9,110           373,328
------------------------------------------------------------------------------
McKesson Corp.                                        31,980         1,674,792
==============================================================================
                                                                     2,048,120
==============================================================================

HEALTH CARE EQUIPMENT-1.77%

IDEXX Laboratories, Inc. (c)                         115,144         5,671,993
==============================================================================

HEALTH CARE SERVICES-1.30%

Express Scripts, Inc. (c)                             35,110         2,258,275
------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (c)                     28,140         1,896,636
==============================================================================
                                                                     4,154,911
==============================================================================



See accompanying notes which are an intergal part of this schedule.

AIM SELECT EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES-1.07%

American Greetings Corp -Class A                     184,440   $     3,421,362
==============================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.12%

TrueBlue, Inc. (c)                                    27,900           374,976
==============================================================================

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-2.25%

NRG Energy, Inc. (c)                                 185,420         7,229,526
==============================================================================

INDUSTRIAL CONGLOMERATES-0.24%

Tyco International Ltd.                               17,671           778,408
==============================================================================

INTEGRATED OIL & GAS-9.15%

Chevron Corp.                                        121,225        10,347,766
------------------------------------------------------------------------------
Exxon Mobil Corp.                                    225,077        19,037,013
==============================================================================
                                                                    29,384,779
==============================================================================

INTEGRATED TELECOMMUNICATION
  SERVICES-0.20%

Verizon Communications Inc.                           17,250           628,763
==============================================================================

INTERNET RETAIL-3.07%

Amazon.com, Inc. (c)                                  29,870         2,129,731
------------------------------------------------------------------------------
Expedia, Inc. (c)                                     41,480           907,997
------------------------------------------------------------------------------
Netflix Inc. (b)(c)                                  197,070         6,828,476
==============================================================================
                                                                     9,866,204
==============================================================================

INTERNET SOFTWARE & SERVICES-1.62%

Google Inc. -Class A (c)                              11,820         5,206,355
==============================================================================

INVESTMENT BANKING & BROKERAGE-1.56%

Goldman Sachs Group, Inc. (The)                        7,435         1,229,675
------------------------------------------------------------------------------
Morgan Stanley                                        82,953         3,790,952
==============================================================================
                                                                     5,020,627
==============================================================================

IT CONSULTING & OTHER SERVICES-2.59%

SAIC, Inc. (c)                                       447,400         8,317,166
==============================================================================

LEISURE PRODUCTS-1.25%

JAKKS Pacific, Inc. (c)                               73,100         2,015,367
------------------------------------------------------------------------------
Polaris Industries Inc. (b)                           28,070         1,151,151
------------------------------------------------------------------------------
Sturm, Ruger & Co, Inc. (c)                          104,080           857,619
==============================================================================
                                                                     4,024,137
==============================================================================

MANAGED HEALTH CARE-8.45%

Aetna Inc.                                           133,206         5,606,640
------------------------------------------------------------------------------
AMERIGROUP Corp. (c)                                 161,620         4,417,075
------------------------------------------------------------------------------
CIGNA Corp.                                          102,850         4,172,624
------------------------------------------------------------------------------
Coventry Health Care, Inc. (c)                        51,640         2,083,674
------------------------------------------------------------------------------
Humana Inc. (c)                                      109,160         4,896,918
------------------------------------------------------------------------------
Molina Healthcare Inc. (b)(c)                        243,607         5,948,883
==============================================================================
                                                                    27,125,814
==============================================================================

MULTI-UTILITIES-2.29%

Dominion Resources, Inc.                             180,160         7,357,734
==============================================================================


                                                  SHARES            VALUE
------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & SERVICES-1.15%

Cameron International Corp. (c)                       45,860    $    1,909,610
------------------------------------------------------------------------------
FMC Technologies, Inc. (c)                            18,200         1,035,398
------------------------------------------------------------------------------
Schlumberger Ltd.                                      8,640           751,680
==============================================================================
                                                                     3,696,688
==============================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.23%

Stone Energy Corp. (c)                                14,150           740,187
==============================================================================

PHARMACEUTICALS-3.74%

Perrigo Co.                                           22,790           859,867
------------------------------------------------------------------------------
Pfizer Inc.                                          532,530        11,145,853
==============================================================================
                                                                    12,005,720
==============================================================================

PROPERTY & CASUALTY INSURANCE-2.50%

Aspen Insurance Holdings Ltd. (Bermuda)              215,820         5,693,332
------------------------------------------------------------------------------
CNA Financial Corp.                                   40,970         1,056,616
------------------------------------------------------------------------------
XL Capital Ltd. -Class A                              43,560         1,287,198
==============================================================================
                                                                     8,037,146
==============================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.12%

Jones Lang LaSalle Inc.                                4,760           368,138
==============================================================================

REINSURANCE-0.99%

Endurance Specialty Holdings Ltd.                     15,410           564,006
------------------------------------------------------------------------------
Odyssey Re Holdings Corp. (b)                         21,810           801,518
------------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                           56,140         1,822,304
==============================================================================
                                                                     3,187,828
==============================================================================

SEMICONDUCTOR EQUIPMENT-0.43%

MEMC Electronic Materials, Inc. (c)                   19,587         1,388,718
==============================================================================

SEMICONDUCTORS-1.59%

National Semiconductor Corp.                          34,986           640,943
------------------------------------------------------------------------------
Texas Instruments Inc.                               157,833         4,461,939
==============================================================================
                                                                     5,102,882
==============================================================================

SOFT DRINKS-0.61%

Coca-Cola Co. (The)                                   32,330         1,967,927
==============================================================================

SPECIALIZED CONSUMER SERVICES-0.02%

Jackson Hewitt Tax Service Inc.                        5,790            66,411
==============================================================================

SPECIALIZED FINANCE-1.01%

Interactive Brokers Group, Inc.
  -Class A (c)                                       126,640         3,250,849
==============================================================================

SPECIALTY CHEMICALS-0.78%

NewMarket Corp.                                       33,080         2,495,886
==============================================================================

STEEL-2.11%

AK Steel Holding Corp.                                24,980         1,359,412
------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                         43,610         2,610,495
------------------------------------------------------------------------------



See accompanying notes which are an intergal part of this schedule.

AIM SELECT EQUITY FUND


                                                  SHARES            VALUE
------------------------------------------------------------------------------
STEEL-(CONTINUED)

United States Steel Corp.                             22,190   $     2,815,245
==============================================================================
                                                                     6,785,152
==============================================================================

SYSTEMS SOFTWARE-4.71%

Microsoft Corp.                                      361,760        10,266,749
------------------------------------------------------------------------------
Oracle Corp. (c)                                     248,094         4,852,719
==============================================================================
                                                                    15,119,468
==============================================================================

TOBACCO-4.59%

Altria Group, Inc.                                   103,270         2,292,594
------------------------------------------------------------------------------
Loews Corp - Carolina Group                           99,610         7,226,705
------------------------------------------------------------------------------
Philip Morris International Inc. (c)                 103,270         5,223,397
==============================================================================
                                                                    14,742,696
==============================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.36%

USA Mobility, Inc. (c)                               162,731         1,161,899
==============================================================================
    Total Common Stocks & Other Equity                             316,945,699
      Interests
      (Cost $337,159,889)
==============================================================================

MONEY MARKET FUNDS-0.94%

Liquid Assets Portfolio
  -Institutional Class(d)                          1,511,274         1,511,274
------------------------------------------------------------------------------
Premier Portfolio
  -Institutional Class(d)                          1,511,274         1,511,274
==============================================================================
    Total Money Market Funds                                         3,022,548
      (Cost $3,022,548)
==============================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-99.64%
  (Cost $340,182,437)                                              319,968,247
==============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-7.21%

Liquid Assets Portfolio
  -Institutional Class
  (Cost $23,138,900)(d)(e)                        23,138,900        23,138,900
==============================================================================
TOTAL INVESTMENTS-106.85%                                          343,107,147
  (Cost $363,321,337)
==============================================================================

OTHER ASSETS LESS LIABILITIES-(6.85)%                              (21,987,160)
==============================================================================
NET ASSETS-100.00%                                             $   321,119,987
______________________________________________________________________________
==============================================================================


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  All or a portion of this security was out on loan at March 31, 2008.

(c)  Non-income producing security.

(d) The money market fund and the Fund are affiliated by having the same investment advisor.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an intergal part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)


AIM SELECT EQUITY FUND


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM SELECT EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM SELECT EQUITY FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  343,107,147
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                       --
================================================================================
                                                                  $  343,107,147
________________________________________________________________________________
================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $89,512,943 and $107,087,887, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

     UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
----------------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities               $    20,293,027
----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (41,328,361)
========================================================================================
Net unrealized appreciation (depreciation) of investment securities      $   (21,035,334)
________________________________________________________________________________________
========================================================================================
Cost of investments for tax purposes is $364,142,481.

                            AIM SMALL CAP EQUITY FUND
             Quarterly Schedule of Portfolio Holdings March 31, 2008

                         [INVESCO AIM LOGO APPEARS HERE]
                                --Service Mark--

invescoaim.com                   SCE-QTR-1 03/08      Invesco Aim Advisors, Inc.

AIM SMALL CAP EQUITY FUND


SCHEDULE OF INVESTMENTS(a)
March 31, 2008
(Unaudited)


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-98.00%

AEROSPACE & DEFENSE-1.48%

Aeroviroment Inc. (b)                                   90,171   $     1,843,997
--------------------------------------------------------------------------------
Curtiss-Wright Corp.                                   129,238         5,360,792
================================================================================
                                                                       7,204,789
================================================================================

AIRLINES-1.07%

Allegiant Travel Co. (b)                               198,413         5,242,072
================================================================================

APPAREL RETAIL-0.83%

Tween Brands, Inc. (b)                                 162,869         4,029,379
================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.79%

Fossil, Inc. (b)                                       115,014         3,512,528
--------------------------------------------------------------------------------
Volcom, Inc. (b)(c)                                    259,155         5,237,522
================================================================================
                                                                       8,750,050
================================================================================

APPLICATION SOFTWARE-1.25%

Blackbaud, Inc.                                        251,238         6,100,059
================================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.90%

Affiliated Managers Group, Inc. (b)                     48,319         4,384,466
================================================================================

BIOTECHNOLOGY-0.34%

InterMune, Inc. (b)(c)                                 114,202         1,665,065
================================================================================

CATALOG RETAIL-0.77%

PC Mall, Inc. (b)(c)                                   351,855         3,740,219
================================================================================

COMMUNICATIONS EQUIPMENT-2.14%

Arris Group Inc. (b)                                   592,475         3,448,205
--------------------------------------------------------------------------------
Comtech Telecommunications Corp. (b)                   126,900         4,949,100
--------------------------------------------------------------------------------
Starent Networks Corp. (b)                             152,432         2,057,832
================================================================================
                                                                      10,455,137
================================================================================

CONSTRUCTION & ENGINEERING-1.15%

Quanta Services, Inc. (b)(c)                           242,471         5,618,053
================================================================================

CONSTRUCTION MATERIALS-0.97%

Texas Industries, Inc. (c)                              78,722         4,731,979
================================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.72%

CyberSource Corp. (b)                                  339,207         4,955,814
--------------------------------------------------------------------------------
Euronet Worldwide, Inc. (b)(c)                         184,566         3,554,741
--------------------------------------------------------------------------------
Wright Express Corp. (b)                               154,394         4,744,528
================================================================================
                                                                      13,255,083
================================================================================

DIVERSIFIED CHEMICALS-0.97%

FMC Corp.                                               85,529         4,746,004
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.18%

EnerNOC, Inc. (b)(c)                                    76,071   $       867,209
================================================================================

DIVERSIFIED METALS & MINING-1.73%

Compass Minerals International, Inc.                   143,315         8,452,719
================================================================================

EDUCATION SERVICES-1.93%

Capella Education Co. (b)                              117,145         6,396,117
--------------------------------------------------------------------------------
Universal Technical Institute Inc. (b)(c)              258,073         3,027,196
--------------------------------------------------------------------------------
                                                                       9,423,313
================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.04%

General Cable Corp. (b)(c)                              85,564         5,054,266
================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-0.60%

Rofin-Sinar Technologies, Inc. (b)                      64,708         2,905,389
================================================================================

ELECTRONIC MANUFACTURING SERVICES-0.92%

Methode Electronics, Inc.                              382,842         4,475,423
================================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.79%

ABM Industries Inc.                                    190,214         4,268,402
--------------------------------------------------------------------------------
Waste Connections, Inc. (b)                            144,658         4,446,787
================================================================================
                                                                       8,715,189
================================================================================

FOOD RETAIL-1.39%

Ruddick Corp.                                          183,920         6,779,291
================================================================================

GAS UTILITIES-1.52%

Energen Corp.                                          119,490         7,444,227
================================================================================

GENERAL MERCHANDISE STORES-0.88%

Pantry, Inc. (The) (b)                                 202,659         4,272,052
================================================================================

HEALTH CARE DISTRIBUTORS-1.17%

Owens & Minor, Inc.                                    145,380         5,719,249
================================================================================

HEALTH CARE EQUIPMENT-1.47%

ev3 Inc. (b)(c)                                        262,815         2,139,314
--------------------------------------------------------------------------------
Quidel Corp. (b)                                       314,861         5,056,668
================================================================================
                                                                       7,195,982
================================================================================

HEALTH CARE FACILITIES-0.69%

Skilled Healthcare Group Inc. -Class A(b)              308,512         3,387,462
================================================================================

HEALTH CARE SERVICES-2.58%

Cross Country Healthcare, Inc. (b)                     314,251         3,887,285
--------------------------------------------------------------------------------
Gentiva Health Services, Inc. (b)                      331,595         7,215,507
--------------------------------------------------------------------------------
IPC The Hospitalist Co. (b)                             76,498         1,513,131
================================================================================
                                                                      12,615,923
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
HEALTH CARE SUPPLIES-1.44%

Haemonetics Corp. (b)                                  113,900   $     6,786,162
--------------------------------------------------------------------------------
Medical Action Industries Inc. (b)                      13,748           225,880
================================================================================
                                                                       7,012,042
================================================================================

HEALTH CARE TECHNOLOGY-1.27%

Omnicell, Inc. (b)                                     308,942         6,209,734
================================================================================

HOME ENTERTAINMENT SOFTWARE-0.82%

THQ Inc. (b)(c)                                        182,834         3,985,781
================================================================================

HOTELS, RESORTS & CRUISE LINES-1.03%

Ambassadors Group, Inc. (c)                             75,973         1,435,130
--------------------------------------------------------------------------------
Red Lion Hotels Corp. (b)                              418,900         3,585,784
================================================================================
                                                                       5,020,914
================================================================================

HOUSEHOLD APPLIANCES-1.45%

Snap-on Inc.                                           139,299         7,083,354
================================================================================

HOUSEWARES & SPECIALTIES-1.51%

Tupperware Brands Corp.                                190,900         7,384,012
================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.78%

Kforce Inc. (b)                                        433,401         3,831,265
================================================================================

INDUSTRIAL MACHINERY-5.70%

Chart Industries, Inc. (b)                             223,128         7,550,652
--------------------------------------------------------------------------------
Kadant Inc. (b)                                        257,172         7,555,713
--------------------------------------------------------------------------------
RBC Bearings Inc. (b)                                  177,572         6,593,248
--------------------------------------------------------------------------------
Valmont Industries, Inc. (c)                            69,511         6,109,322
================================================================================
                                                                      27,808,935
================================================================================

INSURANCE BROKERS-0.86%

Hilb Rogal and Hobbs Co.                               132,813         4,179,625
================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.70%

Alaska Communications Systems Group Inc. (c)           310,431         3,799,676
--------------------------------------------------------------------------------
Cincinnati Bell Inc. (b)                               943,582         4,019,659
--------------------------------------------------------------------------------
NTELOS Holdings Corp.                                  221,184         5,352,653
================================================================================
                                                                      13,171,988
================================================================================

INTERNET SOFTWARE & SERVICES-2.55%

Ariba, Inc. (b)(c)                                     562,951         5,438,107
--------------------------------------------------------------------------------
DealerTrack Holdings Inc. (b)                           95,584         1,932,708
--------------------------------------------------------------------------------
Open Text Corp. (Canada)(b)(c)                         161,621         5,060,354
================================================================================
                                                                      12,431,169
================================================================================

INVESTMENT BANKING & BROKERAGE-0.56%

CMET Finance Holdings, Inc.
  (Acquired 12/08/03; Cost
  $4,480,000)(b)(d)(e)                                  44,800           631,680
--------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc. (b)                 315,801         2,090,603
================================================================================
                                                                       2,722,283
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
IT CONSULTING & OTHER SERVICES-1.01%

CACI International Inc. -Class A (b)                   108,211   $     4,929,011
================================================================================

LIFE SCIENCES TOOLS & SERVICES-3.14%

Bio-Rad Laboratories, Inc. -Class A (b)                 52,756         4,692,646
--------------------------------------------------------------------------------
Dionex Corp. (b)(c)                                     57,008         4,389,046
--------------------------------------------------------------------------------
eResearch Technology, Inc. (b)                         501,930         6,233,971
================================================================================
                                                                      15,315,663
================================================================================

METAL & GLASS CONTAINERS-1.16%

AptarGroup, Inc.                                       101,856         3,965,254
--------------------------------------------------------------------------------
Bway Holding Co. (b)                                   171,161         1,694,494
================================================================================
                                                                       5,659,748
================================================================================

MOVIES & ENTERTAINMENT-1.49%

World Wrestling Entertainment, Inc. -Class
  A                                                    391,964         7,294,450
================================================================================

MULTI-UTILITIES-0.52%

Avista Corp.                                           130,561         2,553,773
================================================================================

OFFICE REIT'S-0.90%

Alexandria Real Estate Equities, Inc.                   47,392         4,394,186
================================================================================

OIL & GAS EQUIPMENT & SERVICES-3.69%

Complete Production Services, Inc. (b)                 284,336         6,522,668
--------------------------------------------------------------------------------
NATCO Group Inc. -Class A (b)                          121,172         5,664,791
--------------------------------------------------------------------------------
Oceaneering International, Inc. (b)                     92,136         5,804,568
================================================================================
                                                                      17,992,027
================================================================================

OIL & GAS EXPLORATION & PRODUCTION-4.27%

Comstock Resources, Inc. (b)                           159,118         6,412,455
--------------------------------------------------------------------------------
Parallel Petroleum Corp. (b)                           353,763         6,923,142
--------------------------------------------------------------------------------
Penn Virginia Corp.                                    169,853         7,488,819
================================================================================
                                                                      20,824,416
================================================================================

PACKAGED FOODS & MEATS-2.65%

Flowers Foods, Inc.                                    319,441         7,906,165
--------------------------------------------------------------------------------
TreeHouse Foods, Inc. (b)                              220,244         5,034,778
================================================================================
                                                                      12,940,943
================================================================================

PERSONAL PRODUCTS-1.28%

Alberto-Culver Co.                                     228,091         6,251,974
================================================================================

PHARMACEUTICALS-1.60%

ViroPharma Inc. (b)(c)                                 367,133         3,282,169
--------------------------------------------------------------------------------
VIVUS, Inc. (b)(c)                                     753,145         4,541,464
================================================================================
                                                                       7,823,633
================================================================================

PROPERTY & CASUALTY INSURANCE-2.24%

Assured Guaranty Ltd. (c)                              256,574         6,091,067
--------------------------------------------------------------------------------
FPIC Insurance Group, Inc. (b)                         102,979         4,854,430
================================================================================
                                                                      10,945,497
================================================================================



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP EQUITY FUND


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
PUBLISHING-0.36%

GateHouse Media, Inc. (c)                              303,391   $     1,771,803
================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT-0.81%

Jones Lang LaSalle Inc. (c)                             51,160         3,956,714
================================================================================

REGIONAL BANKS-3.58%

First Financial Bankshares, Inc. (c)                    81,612         3,344,460
--------------------------------------------------------------------------------
Glacier Bancorp., Inc. (c)                             274,295         5,258,235
--------------------------------------------------------------------------------
Signature Bank (b)                                     135,006         3,442,653
--------------------------------------------------------------------------------
Sterling Bancshares, Inc.                              546,007         5,427,310
================================================================================
                                                                      17,472,658
================================================================================

RESTAURANTS-1.97%

IHOP Corp. (c)                                         115,327         5,524,164
--------------------------------------------------------------------------------
Papa John's International, Inc. (b)                    168,149         4,070,887
================================================================================
                                                                       9,595,051
================================================================================

SEMICONDUCTOR EQUIPMENT-1.07%

ATMI, Inc. (b)                                         188,353         5,241,864
================================================================================

SEMICONDUCTORS-2.92%

DSP Group, Inc. (b)                                    321,019         4,089,782
--------------------------------------------------------------------------------
Power Integrations, Inc. (b)                           177,119         5,182,502
--------------------------------------------------------------------------------
Semtech Corp. (b)                                      346,976         4,972,166
================================================================================
                                                                      14,244,450
================================================================================

SPECIALIZED REIT'S-1.29%

LaSalle Hotel Properties                               112,285         3,225,948
--------------------------------------------------------------------------------
Universal Health Realty Income Trust                    92,853         3,092,005
================================================================================
                                                                       6,317,953
================================================================================

SPECIALTY CHEMICALS-1.81%

A. Schulman, Inc.                                      213,017         4,373,239
--------------------------------------------------------------------------------
H.B. Fuller Co.                                        217,835         4,446,012
================================================================================
                                                                       8,819,251
================================================================================

SPECIALTY STORES-0.34%

Ulta Salon Cosmetics & Fragrance, Inc.
  (b)(c)                                               116,607         1,637,162
================================================================================

STEEL-0.89%

Carpenter Technology Corp.                              77,559         4,340,977
================================================================================

SYSTEMS SOFTWARE-0.68%

Double - Take Software, Inc. (b)                       285,199         3,331,124
================================================================================

TECHNOLOGY DISTRIBUTORS-0.62%

Agilysys, Inc.                                         259,442         3,009,527
================================================================================

TRUCKING-2.27%

Landstar System, Inc.                                  101,968         5,318,651
--------------------------------------------------------------------------------
Marten Transport, Ltd. (b)                             371,916         5,772,136
================================================================================
                                                                      11,090,787
================================================================================

WATER UTILITIES-0.50%

Cascal N.V. (United Kingdom)(b)(c)                     204,585         2,455,020
================================================================================


                                                    SHARES            VALUE
--------------------------------------------------------------------------------
    Total Common Stocks & Other Equity
      Interests
      (Cost $453,742,439)                                        $   478,280,813
================================================================================

MONEY MARKET FUNDS-2.20%

Liquid Assets Portfolio -Institutional
  Class(f)                                           5,360,926         5,360,926
--------------------------------------------------------------------------------
Premier Portfolio -Institutional Class(f)            5,360,926         5,360,926
================================================================================
    Total Money Market Funds
      (Cost $10,721,852)                                              10,721,852
================================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities on loan)-100.20% (Cost
  $464,464,291)                                                      489,002,665
================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES ON LOAN

MONEY MARKET FUNDS-12.49%

Liquid Assets Portfolio -Institutional
  Class (Cost $60,969,490)(f)(g)                    60,969,490        60,969,490
================================================================================
TOTAL INVESTMENTS-112.69%
  (Cost $525,433,781)                                                549,972,155
================================================================================
OTHER ASSETS LESS LIABILITIES-(12.69)%                               (61,915,252)
================================================================================
NET ASSETS-100.00%                                               $   488,056,903
________________________________________________________________________________
================================================================================


Investment Abbreviations:

REIT -- Real Estate Investment Trust


Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at March 31, 2008.

(d) Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2008 represented 0.13% of the Fund's Net Assets. This security is considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The value of this security at March 31, 2008 represented 0.13% of the Fund's Net Assets. See Note 1A.

(f) The money market fund and the Fund are affiliated by having the same investment advisor.

(g) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 1D.



See accompanying notes which are an integral part of this schedule.

AIM SMALL CAP EQUITY FUND


NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

          Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM SMALL CAP EQUITY FUND


B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, Invesco Aim may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. SECURITIES LENDING - The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities.

AIM SMALL CAP EQUITY FUND


NOTE 2 -- SUPPLEMENTAL INFORMATION

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (level 1) and the lowest priority to unobservable inputs (level 3) market prices are not readily available or are unreliable. Based on the inputs the securities or other instruments are tiered into three levels of hierarchy under SFAS 157. Changes in valuation methods may result in transfers in or out of an investment's assigned level within the hierarchy,

     Level 1 - Quoted prices in an active market for identical assets.

     Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

     Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Below is a summary of the tiered input levels, as of the end of the reporting period, March 31, 2008. The inputs or methods used for valuing securities may not be an indication of the risk associated with investing in those securities.

                                                                  INVESTMENTS IN
INPUT LEVEL                                                         SECURITIES
--------------------------------------------------------------------------------
Level 1                                                           $  549,340,475
--------------------------------------------------------------------------------
Level 2                                                                       --
--------------------------------------------------------------------------------
Level 3                                                                  631,680
================================================================================
                                                                  $  549,972,155
________________________________________________________________________________
================================================================================


NOTE 3 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2008 was $62,483,359 and $100,971,560, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $  83,394,396
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (59,256,924)
================================================================================
Net unrealized appreciation of investment securities               $  24,137,472
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $525,834,683.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Funds Group


By:   /s/ Philip A. Taylor
      -------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/ Philip A. Taylor
      -------------------------------
      Philip A. Taylor
      Principal Executive Officer

Date: May 30, 2008


By:   /s/ Sidney M. Dilgren
      -------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: May 30, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.